OFFERING CIRCULAR
-----------------
Series 1
                            Bank Investment Fund
                                  Fund One
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934
                                617-695-0415

                            --------------------

      The Bank Investment Fund (the "Corporation") is an investment company which currently invests and manages two mutual funds derived from voluntary subscriptions made by eligible investors.

      Fund One (the "Fund") is a no-load, diversified, open-end investment fund whose objective is maximum current income consistent with liquidity and the maintenance of a portfolio of high quality investments in short and intermediate term marketable securities issued by the United States Government and its agencies, repurchase agreements and certain money market instruments. The Fund is designed solely for use by eligible investors as an economical and convenient way to make liquid investments. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions (sometimes hereinafter called "Banks").

      Investors should read this Offering Circular and retain it for future reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE COMMISSIONER OF BANKS OF THE COMMONWEALTH OF MASSACHUSETTS (the
"Commissioner of Banks"), NOR HAS THE COMMISSIONER OF BANKS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

      THE SHARES BEING OFFERED ARE NOT SAVINGS ACCOUNTS OR DEPOSITS AND ARE NOT INSURED OR GUARANTEED. SUCH SHARES ARE BEING OFFERED PURSUANT TO AN EXEMPTION FROM THE SECURITIES ACT OF 1933 AND APPLICABLE STATE SECURITIES ACTS AND HAVE NOT BEEN REGISTERED OR QUALIFIED UNDER SUCH ACTS.

                            --------------------

            The date of this Offering Circular is August 28, 2000



                              TABLE OF CONTENTS

                                             Page
                                             ----

Risk Return Summary                             1
  Investment Objectives                         1
  Principal Investment Strategies               1
  Principal Investment Risk                     1
  Bar Chart and Performance Table               2
  Management Discussion                         4
  Fee Table                                     4
Investment Objectives and Restrictions          5
Statutory Limitation on Investments             6
Dividends and Capital Gains                     7
Net Asset Value                                 7
Investors' Accounts                             7
Taxes                                           7
Auditors and Legal                              8
Yield                                           8
How Shares of Fund are Purchased                8
How Shares of Fund are Redeemed                 9
Transfer Restrictions                          10
Organization                                   10
Description of Fund Shares                     11
Supervision and Regulation                     11
Investment Advisor                             11
Transfer Agent                                 12
Operating and Distribution Expenses            12
Exchange Privilege                             13
Custodian                                      13
Year 2000                                      13
Management of the Fund                         14
Financial Highlights                           16
Independent Auditor's Report                   18
Financial Statements                           19
Investments                                    22
Account Application Forms                      33
Additional Information                     Back Cover


                            BANK INVESTMENT FUND
                                  FUND ONE
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934

                             RISK RETURN SUMMARY

Investment Objectives

      The investment objective of Fund One is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management.

Principal Investment Strategies

      The Fund invests principally in short and intermediate term marketable debt securities issued by the United States Government or by agencies of the United States, repurchase agreements, reverse repurchase agreements and money market instruments.

      The categories of those securities include, but may not be limited to
a) cash on hand and due from banks, b) certificates of deposit due from any trust company, national banking association or banking company, c) bonds and other direct obligations of the United States or such obligations as are unconditionally guaranteed as to principal and interest by the United States, d) federal agency obligations which have unexpired terms of five years or less, e) repurchase agreements, and f) certain common money market instruments of temporary duration.

      The Fund may enter into reverse repurchase agreements to meet short-term liquidity needs of the Fund. These agreements may not be in excess of three business days.

Principal Investment Risk

      The main risk factor in the Fund's performance is interest rates. The yield and share price of the Fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The Fund's total return includes both income and price gains or losses. While income is the most important component of returns over time, the Fund's emphasis on income does not mean the Fund invests only in the highest-yielding bonds and notes available, or that it can avoid losses of principal. In general, bond and note prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds and notes are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond or note, the greater the impact a change in interest rates is likely to have on the price.

      Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. Securities directly issued by the U.S. Treasury and certain U.S. government agencies that are backed by the full faith and credit of the U.S. government have little credit risk. Securities issued by other agencies of the U.S. government generally have low credit risks.

      An additional risk factor in the Fund's performance is pre-payment risk. Many types of debt securities, including mortgage backed securities and callable bonds and notes may be subject to a prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.

      These risk factors may adversely effect the Fund's net asset value, yield, total return and loss of money in an investment in the Fund may result.

Bar Chart and Performance Table

      The bar chart shows the changes of the Fund's total return performance from year to year over a ten year period.

      An investor bank may judge the Fund's portfolio performance by comparing it to that of similar mutual funds or to market indices. Performance may also be gauged by the total return of the portfolio over time.

                        BANK INVESTMENT FUND-FUND ONE
                             ANNUAL TOTAL RETURN

In Percents

      1990     1991      1992     1993     1994      1995      1996     1997     1998     1999
      ----     ----      ----     ----     ----      ----      ----     ----     ----     ----

      9.59     12.11     6.03     6.01     -2.26     12.78     4.1      7.12     6.32     2.4

--------------------
During the ten-year period shown in the bar chart, the highest quarterly return was 18.1% (for the quarter ended June 30, 1995) and the lowest quarterly return was - 5.3% (for the quarter ended March 31, 1994).


      The table shows how the Fund's average annual return for one, five and ten years for the periods ended December 31, 1999 compared to those of the Lehman Government 1-3 year index and the Merrill Lynch Government/Agency 1-3 year index. Both are widely recognized, indices of fixed income securities. The Fund has elected to change the benchmark index from the Lehman Government 1-3 year index to the Merrill Lynch Government/Agency 1-3 year index because the latter is more readily available. Both indices are equally representative of the securities in which the Fund invests.

                                     One       Five      Ten
                                     Year      Year      Year
                                     ----      ----      ----

Bank Investment Fund - Fund One      2.40%     6.48%     6.33%
Lehman Government 1-3 year index     2.97%     6.47%     6.57%
Merrill Lynch Government/Agency
 1-3 year index                      3.12%     6.52%     7.18%

--------------------
Total returns are based on past results and are not a prediction of future performance.

                        BANK INVESTMENT FUND-FUND ONE
                            Investment Comparison

                                       1989    1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
                                       ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

Lehman Government 1-3 Yr. Treas.      10,000  10,978  12,284  13,039  13,746  13,815  15,311  16,089  17,159  18,355  18,900

Merrill Lynch 1-3 Yr. Gov't Index     10,000  10,977  12,260  13,034  13,742  13,819  15,338  16,108  17,181  18,380  18,953

Fund One                              10,000  10,950  12,276  13,016  13,799  13,487  15,210  15,834  16,960  18,033  18,467

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The line graph assumes an initial investment of $10,000, in Fund One, the Lehman Government 1-3 year index and the Merrill Lynch Government/Agency 1-3 year index at the beginning of the first year. The line graph compares this initial and subsequent account values at the end of the most recently completed ten years.


Management Discussion

      Fund One reflected a total return of 2.40% for the year ended December 31, 1999. During the same period, the Lehman Government 1-3 year index, which consists of government and agency securities of comparable maturities to the majority of the portfolio, had a total return of 2.97%. The Merrill Lynch Government/Agency 1-3 year index, which also consists of government and agency securities of comparable maturities to the majority of the portfolio, had a total return of 3.12%. The Fund's portfolio performance in 1999 was slightly less favorable than the indices. This difference is attributed to both the overall net asset decrease in 1999 and the Fund's investment income stream, including reduction in interest income from higher yielding investment securities called in the first six months of 1999 and reinvested in then existing lower market rates. The Federal Reserve Bank raised short-term interest rates by 25 basis points on June 30, 1999, August 24, 1999 and November 16, 1999. During this period, the Federal funds rate moved from 4.75% to 5.50%. These interest rate changes were made to combat inflationary pressures in the financial marketplace. The portfolio turnover ratio was 26.48% in 1999 as compared to 50.00% in 1998. The decreased portfolio turnover is primarily attributed to the slowdown in reinvestment of maturing and called securities in light of the increasing interest rate environment in the second half of 1999. While securities were called in the first and second quarters of 1999, investment securities were called throughout 1998.

Fee Table

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                          Year Ended
                                                       December 31, 1999
                                                       -----------------

      Shareholder Transaction Expenses*                             0%
      Annual Fund Operating Expenses
       (as a percentage of average net assets)
        Management Fees                                             0%
        12b-1 Fees                                                .07%
        Other Expenses
          Compensation, Payroll, Taxes, & Benefits       .28%
          Occupancy                                      .05%
          Remainder                                      .12%
                                                         ----
                                                                  .45%
                                                                  ----
      TOTAL FUND OPERATING EXPENSES                               .52%
                                                                  ====

--------------------
<F*>  The Fund charges no sales load or deferred sales load on any purchase, reinvested dividend, exchange, or redemption transactions.


Example

      You would pay the following expenses on a $10,000 investment, assuming
(1) 5% annual return and (2) with or without redemption at the end of each time period:

                            1 Year     3 Years     5 Years     10 Years
                            ------     -------     -------     --------

      December 31, 1999     $53.21     $167.83     $294.69     $672.89


      The purpose of the foregoing table, which is based upon the Fund's fiscal year ended December 31, 1999, is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example provided is intended to show the dollar amount of expenses that would be incurred over the indicated periods on a hypothetical $10,000 investment in the Fund, assuming a 5% annual return and assuming that the Fund's expenses continue at the rates shown in the table. However, the actual return on an investment in the Fund may be greater or less than 5%. Furthermore, the Example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                   INVESTMENT OBJECTIVES AND RESTRICTIONS

      The investment objective of the Fund is to achieve as high a level of current income as is consistent with safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management. By pooling the money of its investors, it is able to offer the economies of size and diversification of maturities normally available to a large corporate and institutional investors.

      Shares of the Bank Investment Fund are eligible investments to be included in legal liquidity under Massachusetts General Laws, Chapter 170,
Section 22.

      The Board of Directors of the Corporation has investment discretion with regard to Fund One assets.

      The Corporation is authorized by statute to invest its assets in a variety of debt and equity securities. No more than 5% of the Corporation's assets, at the time of purchase, may be invested in the securities of any one issuer except for direct obligations of the United States or obligations guaranteed by the United States, and other obligations issued under certain Federal programs or by certain federal agencies or instrumentalities.

      The Fund is further restricted through the investment policy maintained by the Corporation's Officers and Directors. The investment policy for the Fund restricts the Corporation from a) making any investment in equity securities for the Fund, b) making any intermediate or long-term investment in corporate (non-governmental) debt securities for the Fund and
c) investing more than 25% of the Fund's total assets in the securities of a particular industry other than U.S. Government or Federal agency securities.

               STATUTORY LIMITATION ON INVESTMENTS IN THE FUND
                           BY PARTICIPATING BANKS

      Under Massachusetts General Laws, Chapter 167F, Section 3(2) as amended, a participating or eligible savings bank or co-operative bank may invest an amount in excess of 100% of its capital and surplus in any distinct non-equity investment fund of the Corporation except to the extent that the Commissioner of Banks for the Commonwealth of Massachusetts may by regulation set limits and conditions. The participating bank will be responsible for monitoring and compliance with this limitation.

      Under Massachusetts General Laws, Acts of 1932, Chapter 45, Section 7, as amended, The Co-operative Central Bank Reserve Fund may not invest or hold at any one time more than 20% of its assets with the Corporation.

      Investments in the Fund are affected by Section 303 of the FDIC Improvement Act of 1991 which limits investments by FDIC-insured state banks (including Massachusetts co-operative banks, savings banks and trust companies) in common or preferred stock or shares of mutual funds to the extent that such investments are permissible for national banks. Permissible national bank investments, as described in section 24(7) of the National Bank Act and 12 C.F.R. Part 1, include mutual funds which invest in securities and financial investments eligible for direct investment by national banks. Because the underlying investment portfolio composition of Fund One is comprised of U.S. Government and Federal Agency Securities, Fund One balances may be excluded (on a pass through basis with shares of beneficial interest) from an FDIC-insured state-chartered bank's computation of equity securities in measuring compliance with 12 C.F.R. Part 362 limits (usually 100% of Tier 1 capital).

      Federally chartered savings banks and savings and loan associations (with their principal place of business in Massachusetts) may invest in an open-end mutual fund, such as Fund One, which invests in securities and financial instruments in which such institutions may invest directly. For purposes of determining compliance with quantitative investment limitations under the Home Owners Loan Act ("HOLA"), an investing bank's or association's proportionate share of a mutual fund's individual investments will, under 12 CFR, 560.32, be aggregated with such investments held directly. (The investments held by Fund One may also be held without limitation by federally chartered savings banks and savings and loan associations.) Apart from compliance with applicable investment limitations, a bank or association may invest, without prior notice to the Office of Thrift Supervision, an amount up to 15% of its total capital in any one mutual fund, or up to 50% of total capital in all such pass-through investment vehicles. Investments in excess of the 15% and 50% limits may only be made when thirty days' advance notice has been provided to the Office of Thrift Supervision.

      Certain federally chartered savings banks who converted from a Massachusetts savings bank charter may, under certain grandfather provisions of HOLA, retain broader investment authority than that described in the preceding paragraph. For example, section 5(i) of HOLA grandfathers state authorized investment powers of certain Federal savings banks in existence as of the date of enactment of Federal statutes (e.g., the Financial Institution Reform, Recovery, and Enforcement Act of 1989) which may have otherwise limited such investments.

                         DIVIDENDS AND CAPITAL GAINS

      The Fund distributes all of its net income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis.

      Investors wishing to change the method of receiving dividends must notify the Fund in writing at least one week before payment is to be made.

      Net income of the Fund consists of all interest income accrued and earned, less estimated expenses of the Fund. Distributions of realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

                               NET ASSET VALUE

      The Fund's net asset value per share is determined as of the close of the New York Stock Exchange on days when the Custodian Bank (State Street
Bank) is open for business. The net asset value per share is determined by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. U.S. debt securities are normally valued on the basis of valuations provided by market makers. Such prices are believed to reflect the fair value of such securities and to take into account appropriate factors such as institutional size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, and other market data. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

                             INVESTORS' ACCOUNTS

      The Fund maintains an account for each investor in full and fractional shares. All purchase and sale transactions are confirmed to the investor. Statements of account showing all transactions for the month, including dividends paid, are sent to participating banks on a monthly basis.

                                    TAXES

      The Fund has qualified as a regulated investment company under the Internal Revenue Code and will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from interest, together with distributions of any short-term capital gains, are taxable as ordinary income, whether or not reinvested. Dividends of the Fund do not qualify for the dividends received exclusion for corporations.

      Distributions of net long-term capital gains, if any, realized by the Fund are made at least annually and are taxable to shareholders. In addition, an investing Bank may realize a capital gain or loss in any year in which it redeems shares. It should be noted that long-term capital gain distributions and/or capital gains or losses realized from redemptions are taxed at the same rates as ordinary income under the provisions of the Tax Reform Act of 1986.

      A statement setting forth the federal income tax status of all distributions made during each calendar year is sent to each shareholder promptly after the end of such year.

                             AUDITORS AND LEGAL

      Parent, McLaughlin and Nangle, Certified Public Accountants, Inc., are the auditors of the Fund. The law firm of Steptoe and Johnson has passed upon certain legal matters of the Fund in connection with the shares offered by this offering circular.

                                    YIELD

      The yield for the 30-day periods ended December 31, 1999 and June 30, 2000 were 5.75% and 5.82%, respectively. Yield is calculated based on the 30 days ending on the date of the most recent statement of Assets and Liabilities, (as presented elsewhere within). A standard formula as required by the Securities and Exchange Commission is utilized for the computation of this yield amount. Net Investment Income in the formula differs from actual Net Investment Income as included in the Statement of Operations (included elsewhere within). Net Investment Income as reflected in the formula includes yield based upon market valuation of the portfolio at the commencement of the 30 day period. This yield amount may differ from the ratio of Net Investment Income to Average Net Assets reflected in selected financial information (as presented elsewhere within). The Fund yield fluctuates as a result of numerous factors. Therefore, the yield stated here is not necessarily representative of the Fund's future yield. The 30 day yield, for the most recent calender month end, may be obtained by directly calling the Rate Line 617-695-0419 or by calling our main office telephone number 617-695-0415 collect.

                  HOW THE SHARES OF THE FUND ARE PURCHASED-
                       TELEPHONE INVESTMENT PROCEDURE

      Shares of the Fund are offered for sale on days on which the custodian bank is open for business. The Fund and its custodian bank observe the following holidays during the calendar year: New Year's Day, Martin Luther King Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. There is no sales charge. The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

Bank Wire Transfers

      Call your correspondent bank and speak to your account officer. Tell him that you want to transfer funds to State Street Bank and Trust Company. Instruct him to wire transfer the money before 12:00 noon, Eastern time, to:

              State Street Bank and Trust Company
              Boston, Massachusetts
              Routing number: 0110-0002-8
              For account of the Bank Investment Fund, Fund One
              Account number: 9006-930-3

Internal Money Transfers

      If your correspondent bank account is with the State Street Bank and Trust Company, contact your account officer and instruct him to transfer funds from your account to the account of the Bank Investment Fund, Fund One, Account number: 9006-930-3.

      AFTER INSTRUCTING YOUR BANK TO TRANSFER FUNDS, PLEASE CALL THE FUND AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. REMEMBER, IT IS IMPORTANT TO DO THIS BEFORE 12:00 NOON.

      The securities market, in which the Fund buys and sells securities, usually requires immediate settlement in Federal funds for all security transactions; therefore, payment for the purchase of Fund shares not received in the form of Federal funds will be recorded as share subscriptions, and not invested in Fund shares until such payments are converted into Federal funds. Payments received by bank wire can be converted immediately into Federal funds; any other form of payment will result in a delay. Orders received prior to 12:00 noon, Eastern time, will be invested in shares of the Fund at the next determined net asset value.

                    HOW SHARES OF THE FUND ARE REDEEMED-
                       TELEPHONE REDEMPTION PROCEDURE

      An investor may withdraw all or any portion of his investment by redeeming shares on any day that the Fund is open for business at the next determined net asset value. The proceeds of redemptions will be wired directly to the investor's bank account within one business day. The Fund reserves the right to delay withdrawal requests up to 7 business days after any investment that has been made with uncollected funds.

      The right of redemption can be suspended and the payment of the redemption proceeds deferred during any period in which a) the New York Stock Exchange is closed or trading on such Exchange is restricted or b) the Securities and Exchange Commission deems an emergency to exist, or during any other period permitted by order of the Commission for the protection of investors.

Bank Wire Transfers

      Call the Fund by 12:00 noon (Call or Trade Date) to redeem shares the following day (Settlement Date). When the amount to be redeemed is at least $5,000.00, the Fund will automatically wire transfer the amount to your correspondent bank account at settlement.

Internal Money Transfers

      If your bank's account is with the State Street Bank and Trust Company, contact the Fund by 12:00 noon (Call or Trade Date) for redemption of shares the following day (Settlement Date). The Fund will transfer the amount from its account to your account at State Street Bank and Trust Company at settlement.

                            TRANSFER RESTRICTIONS

      Fund shares may not be transferred by banks holding such shares to any persons other than an eligible bank (except that the shares may be pledged to such other persons or they may be transferred to The Co-operative Central Bank, hereinafter the "Central Bank"). If the Fund shares are acquired by any other persons by operation of law or by foreclosure upon the pledge of such shares (or through transfer, in the case of the Central Bank), the Corporation must offer to repurchase the shares from such person at net asset value of the shares. If such offer is refused, no dividend may be paid by the Corporation or Fund on such shares, and the redemption price which the holder of such shares may obtain in any subsequent repurchase of those shares by the Corporation or Fund is limited to the net asset value of the shares on the date of the Corporation's offer.

      In the event of any transfer, it is extremely important to notify the Corporation immediately of any purchase, sale or transfer of Fund shares not made through the Corporation or its transfer agent. Immediate notification should be furnished to the Corporation by telephone, with written notification as a follow-up thereto. Prompt notification is essential to avoid any delay in redemption offer and loss of earnings. Please remember that a statutory restriction exists on the Corporation and it would be unable to pay a dividend to an ineligible holder after expiry of the 30-day repurchase period which is statutorily available following such transfer.

                                ORGANIZATION

      The Corporation was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth [Acts of 1984, Chapter 482 as amended] of Massachusetts under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Special Act indicates that the purpose of the Corporation is to hold, invest, reinvest and manage one or more mutual investment funds, which shall include all property of the Corporation, to be derived from voluntary subscription thereto by the Banks.

      The Corporation is an open-end diversified management investment company authorized to invest its assets in certain real estate mortgages, and a variety of other investments, including direct obligations of the United States, obligations guaranteed by the United States, obligations guaranteed by the Federal National Mortgage Association, bonds and other evidences of indebtedness of corporations, shares of common or preferred stock registered on a national securities exchange or for which quotations are available through the National Quotation Bureau, Inc. or a comparable service, or through a national securities market established in conformance with Section 11A of the Securities Act of 1934, and other debt and equity securities. Fund One will only invest in those securities described under "Investment Policy" and "Investment Restrictions" elsewhere herein.

      The business of the Corporation is conducted by a Board of Directors elected by the Corporation's Incorporators and the Directors have investment discretion relative to Corporation assets. The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks.

      The Corporation operates pursuant to an exemption from the sections of the Investment Company Act of 1940 which deal with (a) voting rights of security holders and (b) the manner of sale of redeemable shares.

      Only Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, The National Cooperative Bank and directly or indirectly wholly-owned subsidiaries of such institutions are currently offered shares in the Fund. Such investors may purchase shares of beneficial interest, which do not entitle the shareholders thereof to voting rights of any nature, including investment policy matters.

                         DESCRIPTION OF FUND SHARES

      The Corporation has no capital stock. Beneficial ownership in each of the Corporation's funds is represented by shares of beneficial ownership, as recorded in book entry form. Each share is equal in every respect to every other share, except that if the Directors of the Corporation establish distinct investment funds, shares will be issued in distinct classes and each share within each class will be equal in every respect to every other share of that class.

      The shares of beneficial ownership are no par, non-voting, with a stated value of $1,000, issued in book entry form only. Investment and redemption of shares is effected at the net asset value as described elsewhere herein. Shares are recorded in whole and/or fractional shares, as applicable. Physical certificates are not issued. Monthly statements are furnished to reflect share balance and activity.

      With regard to the absence of voting rights, management believes that eligible investors are adequately protected because of a) regulation by the Commissioner of Banks, b) the redeemable nature of the shares, c) representation of co-operative bank investors in the election of Directors of the Central Bank, who as Incorporators elect the Corporation's Directors, and d) representation of savings bank investors by an advisor at such corporate meetings of the Incorporators.

                         SUPERVISION AND REGULATION

      As provided by Massachusetts statute [Chapter 482, Acts of 1984 as amended] the Corporation is subject to the supervision of the Commissioner of Banks of the Commonwealth of Massachusetts. Periodic reporting to the Commissioner of Banks is also required by the same statute. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, and is subject to reporting requirements thereunder.

                             INVESTMENT ADVISOR

      The Corporation presently does not employ the services of any investment advisory or management services company. Investment decisions for the Fund are made by authorized officers of the Corporation, subject to approval or ratification by its Board of Directors. The Corporation reserves the right at any time in the future to appoint an investment advisor at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such advisory or management services would improve Fund performance.

                               TRANSFER AGENT

      The Corporation maintains the records for the investment, redemption, and/or transfer of Fund shares. The Corporation reserves its right at any time in the future to appoint a separate transfer agent at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such transfer service is necessary. The limited number of shareholders and nature of Fund operation does not, at this time, justify the use of a separate agent and would only be an extra or unnecessary expense.

                     OPERATING AND DISTRIBUTION EXPENSES

      Normal expenses which may be borne by the Fund include, but are not limited to: Director fees, salaries and wages, payroll taxes, employee benefits, taxes, corporate fees, occupancy, furniture and equipment, data processing, legal, auditing and accounting, telephone and postage, custodial and other bank fees, preparation, printing and distribution of reports, insurance, membership fees, organization, and other miscellaneous expenses.

      The Corporation has adopted a plan of distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") providing that the Fund will pay certain expenses incurred by the Corporation which may be considered to be primarily intended to result in the sale of shares in the Fund. The expenses which may be incurred pursuant to the Plan include, without limitation, those for the preparation, printing and distribution of written materials for other than existing investors, preparation and distribution of advertising material and sales literature, direct payments to sales personnel, and other similar activities. The maximum expenditures which may be made pursuant to the Plan in any year is .12 of 1% of the average daily net asset value of the Corporation for such year. The Board of Directors of the Corporation has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      Expenditures of $81,397 (.07% of average net assets) pursuant to the 12b-1 plan were incurred in and for the year ended December 31, 1999: $3,266 for advertising in trade journals and similar publications; $5,297 for printing and mailing of offering circulars; $48,206 for sales related compensation, payroll taxes and benefits; $15,069 for sponsorship of annual subscriptions and other promotional materials; and $9,559 for other plan expenses. Expenditures of $34,015 (.06% of average net assets-annualized) pursuant to the 12b-1 plan were incurred in and for the six months ended June 30, 2000: $2,414 for printing and mailing of offering circulars; $23,967 for sales related compensation, payroll taxes and benefits; $3,854 for sponsorship of annual subscriptions and other promotional materials; and $3,780 for other plan expenses.

      Because more than one fund will be operated by the Corporation, operating expenses and expenses incurred pursuant to the Plan related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in accordance with the annual budget as determined by the Board of Directors of the Corporation to be fair and equitable or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

      The Corporation reimbursed the Central Bank for expenses paid on behalf of the Corporation and for its proportionate share of expense items used in common by both the Corporation and the Central Bank. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 1999 and the six months ended June 30, 2000 were .52% and .54% of average net assets, respectively. Operating expenses paid to the Central Bank for the year ended December 31, 1999 and the six months ended June 30, 2000 were $40,800 and $20,400, respectively.

                             EXCHANGE PRIVILEGE

      Shares of the Fund may be exchanged for shares of another fund on the basis of the respective net asset value of the shares involved, to the extent that additional funds are established by the Corporation.

                                  CUSTODIAN

      The Corporation is required by statute to at all times employ a national banking association located in the Commonwealth of Massachusetts, or a Massachusetts state-chartered bank authorized to exercise trust powers, as the Corporation's or Fund's custodian, to hold the securities owned by the Corporation and any monies delivered by the Corporation's or Fund's shareholders or due to the Corporation or Fund. Purchase and sale transactions are effected through or by the custodian bank upon the instructions of the Corporation.

      The State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 serves as custodian of the Fund's cash and investments.

                                  YEAR 2000

      All software used by the Fund for general ledger, investment securities, mutual fund operations and related purposes is provided and maintained by Bankware, Inc.. The Fund believes that all such software is year 2000 compliant. Software review, evaluation, update, implementation and testing validation were completed prior to December 31, 1998. Participating banks' investments, redemptions and monthly interest payments in Fund One have been processed in the year 2000 to date and the Fund fully expects to process such transactions without disruption for the remainder of year 2000.

                           MANAGEMENT OF THE FUND

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      William F. Casey, Jr., President, succeeded James L. Burns, Jr., former President, as the Fund's primary investment officer on April 1, 2000. Mr. Casey has held the position of Executive Vice President of the Bank Investment Fund since its inception in 1985. Mr. Casey is also President of the Co-operative Central Bank and served as Financial Vice President from 1980 to 1986 and Executive Vice President and Treasurer of the Co-operative Central Bank from 1986 to 2000. Mr. Casey is a Certified Public Accountant and had been employed in several executive positions in both public accounting and banking prior to 1980.

      Directors and Officers of the Corporation, together with information as to their principal business occupations during the past five years, are shown below:


William F. Casey, Jr.,                         President and Treasurer of the Co-operative Central Bank,
 President since April 1, 2000                  75 Park Plaza, Boston, MA 02116-3934 since April 1, 2000
 (Executive Vice President prior thereto)       (Executive Vice President and Treasurer of The Co-operative
                                                Central Bank prior thereto)

Susan L. Ellis, Vice President                 Vice President of The Co-operative Central Bank, 75 Park Plaza,
 and Treasurer                                  Boston, MA 02116-3934

Jeremiah J. Foley, Executive Vice President    Executive Vice President of The Co-operative Central Bank,
 and Clerk of the Corporation since             75 Park Plaza, Boston, MA 02116-3934 since April 1, 2000
 April 1, 2000 (Vice President and              (Vice President of The Co-operative Central Bank prior thereto)
 Clerk prior thereto)

Robert E. Haley, Vice President                Vice President of Bank Investment Fund, 75 Park Plaza,
                                                Boston, MA 02116-3934

Annemarie Lee, Vice President                  Assistant Vice President of The Co-operative Central Bank,
                                                75 Park Plaza, Boston, MA 02116-3934

Claire R. Bothwell, Director                   Chairman of the Board of the Ware Co-operative Bank,
 and Chairman of the Board                      Main Street, Ware, MA 01082

James F. Culhane, Director                     President of the North Cambridge Co-operative Bank
                                                2360 Massachusetts Ave., Cambridge, MA 02140

Alfonso De Vito, Director                      President of the Newton South Co-operative Bank,
                                                411 Watertown St., Newton, MA 02458-1199

Ronald E. Lestan, Director                     President of the Walpole Co-operative Bank,
                                                982 Main Street, Walpole, MA 02081

Edward T. Mulvey, Director                     Chairman of the Board of the Pilgrim Co-operative Bank,
                                                48 South Main St., Cohasset, MA 02025

John H. Pearson, Jr., Director and             President of Butler Bank-A Co-operative Bank,
 Clerk of the Board                             10 George Street, Lowell, MA 01852

Barry H. Whittaker, Director                   President of the Holbrook Co-operative Bank,
                                                95 No. Franklin St., Holbrook, MA 02343


                            FINANCIAL HIGHLIGHTS
               (For a share outstanding throughout each year)

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 10 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

                                                                                        Year Ended  December 31,
                                                           Six Months Ended     ----------------------------------------
                                                            June 30, 2000          1999           1998           1997
                                                           ----------------     ----------     ----------     ----------
                                                             (unaudited)        (audited)*     (audited)*     (audited)*

Net asset value, beginning of period                          $ 956.42           $ 987.50       $ 983.75       $ 974.80
                                                              ---------------------------------------------------------
Income from investment operations:
  Net investment income                                          26.76              54.08          56.88          58.35
  Net realized and unrealized gain (loss) on
   investment transactions                                       (0.91)            (31.08)          3.75           8.95
                                                              ---------------------------------------------------------
      Total from investment operations                           25.85              23.00          60.63          67.30
                                                              ---------------------------------------------------------

Less distributions:
  Dividends from net investment income                          (26.76)            (54.08)        (56.88)        (58.35)
  Distributions from capital gains                                0.00               0.00           0.00           0.00
                                                              ---------------------------------------------------------
      Total distributions                                       (26.76)            (54.08)        (56.88)        (58.35)
                                                              ---------------------------------------------------------
Net asset value, end of period                                $ 955.51           $ 956.42       $ 987.50       $ 983.75
                                                              =========================================================
      Total return                                               5.57%**            2.40%          6.32%          7.12%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)                        $112,076           $113,205       $128,475        143,608
  Ratio of expenses to average net assets                        0.54%              0.52%          0.48%          0.45%
  Ratio of net investment income to average net assets           5.65%              5.59%          5.74%          5.98%
  Portfolio turnover rate                                        6.26%             26.48%         50.00%         25.93%

                     See notes to financial statements.

                                                                                Year Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                         1996        1995      1994       1993       1992       1991       1990
                                                      ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                                      (audited)* (audited)* (audited)* (audited)* (audited)* (audited)* (audited)*

Net asset value, beginning of period                   $ 996.20   $ 944.75  $1,029.85  $1,042.13  $1,061.56  $1,028.78  $1,022.17
                                                       --------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   60.41      66.14      62.34      73.54      80.89      84.63      86.58
  Net realized and unrealized gain (loss) on
   investment transactions                               (21.40)     51.45     (85.10)    (12.28)    (19.43)     32.78       6.61
                                                       --------------------------------------------------------------------------
      Total from investment operations                    39.01     117.59     (22.76)     61.26      61.46     117.41      93.19
                                                       --------------------------------------------------------------------------

Less distributions:
  Dividends from net investment income                   (60.41)    (66.14)    (62.34)    (73.54)    (80.89)    (84.63)    (86.58)
  Distributions from capital gains                         0.00       0.00       0.00       0.00       0.00       0.00       0.00
                                                       --------------------------------------------------------------------------
      Total distributions                                (60.41)    (66.14)    (62.34)    (73.54)    (80.89)    (84.63)    (86.58)
                                                       --------------------------------------------------------------------------
Net asset value, end of period                         $ 974.80   $ 996.20  $  944.75  $1,029.85  $1,042.13  $1,061.56  $1,028.78
                                                       ==========================================================================
      Total return                                        4.10%     12.78%     -2.26%      6.01%      6.03%     12.11%      9.59%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)                 $151,591   $146,555  $ 129,330  $ 146,767  $ 163,972  $ 196,201  $ 210,439
  Ratio of expenses to average net assets                 0.43%      0.45%      0.50%      0.39%      0.33%      0.28%      0.37%
  Ratio of net investment income to average net assets    6.21%      6.75%      6.37%      7.01%      7.79%      8.29%      8.54%
  Portfolio turnover rate                                49.26%     84.45%     43.43%     30.04%     44.93%     23.24%     50.30%

      Portfolio turnover was computed including U.S. Governments and U.S.
Government Agency obligations with maturities in excess of one year.

--------------------
<F*>  Financial Statements for each of the ten years in the ten year period ended December 31, 1999 were audited by Parent, McLaughlin & Nangle, the Fund's independent auditors, whose report along with the Fund's financial statements are included elsewhere herein.
<F**> Annualized.

                     See notes to financial statements.


PMN [LOGO]

                        INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
 BANK INVESTMENT FUND-FUND ONE
 BOSTON, MASSACHUSETTS

      We have audited the accompanying statement of assets and liabilities of Bank Investment Fund-Fund One, including the schedule of portfolio investments, as of December 31, 1999 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bank Investment Fund-Fund One as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


                                       /s/ Parent, McLaughlin & Nangle

                                        Certified Public Accountants

Member of the SEC Practice Section, American Institute of Certified Public Accountants


                                        LOGO FOR PARENT, McLAUGHLIN & NANGLE

January 27, 2000


                        BANK INVESTMENT FUND-FUND ONE

                    STATEMENTS OF ASSETS AND LIABILITIES

                                                                          June 30, 2000     December 31, 1999
                                                                          -------------     -----------------
                                                                           (unaudited)          (audited)

ASSETS:
  INVESTMENTS IN SECURITIES, at value
   (Identified cost $107,832,910 and $112,203,662, respectively)          $104,779,337        $109,272,849

  REPURCHASE AGREEMENTS                                                      1,805,000           2,455,000

  INTEREST RECEIVABLE                                                        1,791,963           1,842,993

  CASH                                                                          54,131              19,788
                                                                          --------------------------------

      TOTAL ASSETS                                                         108,430,431         113,590,630
                                                                          --------------------------------

LIABILITIES:
  DIVIDENDS PAYABLE                                                            275,686             302,295

  ACCRUED EXPENSES                                                              90,124              82,894
                                                                          --------------------------------

      TOTAL LIABILITIES                                                        365,810             385,189
                                                                          --------------------------------

NET ASSETS: (Equivalent to $955.5095 and $956.4236 per share based on 113,096.3334 and 118,363.2873 shares of beneficial interest
 outstanding, respectively)                                               $108,064,621        $113,205,441
                                                                          ================================

REPRESENTED BY:
  Paid-in Capital                                                         $128,382,514        $133,381,295
  Accumulated net losses on investments                                    (17,264,315)        (17,245,041)
  Unrealized depreciation of investments-net                                (3,053,578)         (2,930,813)
                                                                          --------------------------------

      TOTAL NET ASSETS                                                    $108,064,621        $113,205,441
                                                                          ================================

                     See notes to financial statements.


                        BANK INVESTMENT FUND-FUND ONE

                          STATEMENTS OF OPERATIONS

                                                                     Six Months Ended        Year Ended
                                                                      June 30, 2000       December 31, 1999
                                                                     ----------------     -----------------
                                                                       (unaudited)            (audited)

INVESTMENT INCOME:                                                      $3,473,022           $ 7,389,596

EXPENSES:
  Compensation, payroll taxes and benefits-officers                     $  109,416           $   234,860
  Compensation, payroll taxes and benefits-other                            46,893               100,654
  Occupancy                                                                 40,048                62,460
  Distribution expenses                                                     34,015                81,397
  Professional fees                                                         27,700                28,500
  Equipment and data processing                                             13,800                25,300
  Postage and telephone                                                      8,200                14,400
  Meetings and travel                                                        7,950                29,200
  Other expenses                                                             6,013                16,657
  Directors' fees                                                            5,000                13,100
  Shareholder reports                                                        2,415                 5,297
  Stationary and supplies                                                    2,200                 4,100
  Other bank fees                                                              600                 3,100
  Insurance expense                                                            600                 5,000
                                                                        --------------------------------
      TOTAL EXPENSES                                                       304,850               624,025
                                                                        --------------------------------
      INVESTMENT INCOME-NET                                              3,168,172             6,765,571
                                                                        --------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                                  (19,274)               17,015
  Change in net unrealized depreciation on investment securities          (122,765)           (3,853,536)
                                                                        --------------------------------
      Net realized and unrealized loss on investments                     (142,039)           (3,836,521)
                                                                        --------------------------------
      NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                                        $3,026,133           $ 2,929,050
                                                                        ================================

                     See notes to financial statements.


                        BANK INVESTMENT FUND-FUND ONE

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Six Months        Year Ended       Year Ended
                                                                   Ended         December 31,     December 31,
                                                               June 30, 2000         1999             1998
                                                                (unaudited)       (audited)        (audited)

INCREASE IN NET ASSETS FROM OPERATIONS:
  Investment income-net                                        $  3,168,172      $  6,765,571     $  7,650,466
  Net realized gain (loss) on investments                           (19,274)           17,015            2,375
  Unrealized appreciation (depreciation)-net                       (122,765)       (3,853,536)         588,959
                                                               -----------------------------------------------

      Net increase in net assets resulting from operations        3,026,133         2,929,050        8,241,800

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net                                          (3,168,172)       (6,765,571)      (7,650,466)

TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST-NET DECREASE                                           (4,998,781)      (11,433,367)     (15,724,503)
                                                               -----------------------------------------------

      TOTAL DECREASE IN NET ASSETS                               (5,140,820)      (15,269,888)     (15,133,169)

NET ASSETS:
  Beginning of period                                           113,205,441       128,475,329      143,608,498
                                                               -----------------------------------------------

  End of period                                                $108,064,621      $113,205,441     $128,475,329
                                                               ===============================================

                     See notes to financial statements.



                        BANK INVESTMENT FUND-FUND ONE

                          PORTFOLIO OF INVESTMENTS
                                June 30, 2000
                                 (unaudited)

Obligations of Federal Agencies-96.9%
                                    Par           Coupon        Maturity Date           Value
                                    ---           ------        -------------           -----

Federal Farm Credit Bank        $ 2,500,000       6.19%           03/19/01           $  2,489,844
                                  2,000,000       6.20            04/09/01              1,991,250
                                -----------                                          ------------
                                $ 4,500,000                  (Cost $  4,500,000)     $  4,481,094
                                -----------                                          ------------

Federal Home Loan Bank          $ 5,000,000       6.09%           03/21/01           $  4,973,438
                                  5,000,000       6.48            01/08/02              4,967,187
                                  2,000,000       5.73            11/24/03*             1,918,125
                                  2,000,000       6.08            12/01/03*             1,936,250
                                  2,000,000       5.765           02/11/04*             1,916,250
                                  2,000,000       6.00            03/08/04*             1,928,125
                                  2,000,000       7.15            01/28/05*             1,991,875
                                  2,000,000       7.25            02/10/05*             1,990,625
                                -----------                                          ------------
                                $22,000,000                  (Cost $ 22,000,000)     $ 21,621,875
                                -----------                                          ------------

Federal Home Loan Mortgage
 Corporation                    $ 3,000,000       5.625%          01/29/03*          $  2,901,563
                                  2,000,000       6.15            03/06/03*             1,955,625
                                  2,000,000       5.48            10/08/03*             1,907,500
                                  1,500,000       5.85            11/19/03*             1,443,750
                                  2,000,000       6.20            03/08/04*             1,939,375
                                  2,000,000       6.30            03/15/04*             1,942,500
                                  2,000,000       7.35            02/03/05*             1,996,250
                                -----------                                          ------------
                                $14,500,000                  (Cost $ 14,500,000)     $ 14,086,563
                                -----------                                          ------------

Federal National Mortgage
 Association                    $ 1,000,000       6.40%           05/02/01           $    995,625
                                  1,500,000       5.35            12/17/01*             1,465,781
                                  2,500,000       6.375           01/16/02              2,478,125
                                  4,000,000       5.55            01/22/02*             3,918,750
                                  5,000,000       6.45            12/16/02*             4,925,000
                                  2,000,000       6.15            12/26/02*             1,957,500
                                  2,000,000       5.96            02/07/03*             1,948,750
                                  2,000,000       6.08            06/23/03*             1,945,000
                                  2,000,000       6.01%           08/18/03*             1,938,750
                                  4,000,000       5.91            08/25/03*             3,872,500
                                  3,000,000       6.07            09/02/03*             2,884,688
                                  2,000,000       5.75            09/23/03*             1,923,125
                                  2,000,000       5.52            10/06/03*             1,910,000
                                  2,000,000       5.27            10/14/03*             1,895,000
                                  2,000,000       5.62            10/14/03*             1,915,000
                                  2,000,000       5.80            11/17/03*             1,922,500
                                  1,500,000       5.64            11/19/03*             1,435,312
                                  2,000,000       5.66            01/05/04*             1,906,875
                                  2,000,000       5.80            01/14/04*             1,920,625
                                  2,000,000       5.80            02/09/04*             1,919,375
                                  2,000,000       5.86            02/11/04*             1,922,500
                                  2,000,000       5.90            02/17/04*             1,924,375
                                  2,000,000       5.87            02/18/04*             1,922,500
                                  2,000,000       6.00            02/19/04*             1,930,000
                                  2,000,000       6.00            03/01/04*             1,930,625
                                -----------                                          ------------
                                $56,500,000                  (Cost $ 56,499,222)     $ 54,708,281
                                -----------                                          ------------

Government National Mortgage
 Association                    $   289,938       6.50%           11/15/07           $    281,421
                                  1,684,713       6.50            07/15/08              1,635,224
                                  1,727,792       6.50            11/15/08              1,677,038
                                    233,050       6.50            12/15/08                226,204
                                    511,455       5.50            12/15/08                475,813
                                  1,258,422       7.50            03/15/22              1,248,984
                                  2,179,026       7.00            10/15/22              2,117,741
                                  2,180,423       7.00            05/15/23              2,119,099
                                -----------                                          ------------
                                $10,064,819                  (Cost $ 10,233,688)     $  9,781,524
                                -----------                                          ------------

Certificates of Deposit-0.1%

NCB Savings Association         $   100,000       6.20%           12/19/00           $    100,000
                                -----------                                          ------------
                                                             (Cost $    100,000)

                                                             (Cost $107,832,910)     $104,779,337
                                                                                     ------------

Repurchase Agreement-1.7%

$1,805,000        Repurchase Agreement dated June 29, 2000 with PaineWebber,
                  Inc. due July 3, 2000 with respect to various Federal Agencies ranging from:
                    Par Value       $1,000-$1,745,000   Totaling $1,947,000
                    Rate Range        5.875%-7.45%
                    Maturity Range  08/15/01-02/15/16
                  Maturity value of $1,806,294 for an effective yield of 6.45%.

                                                             (Cost $  1,805,000)     $  1,805,000
                                                                                     ------------
Total Investments-98.7%                                      (Cost $109,637,910)     $106,584,337
                                                                                     ------------
Other assets in excess of liabilities-1.3%                                              1,480,284
                                                                                     ------------
Net assets-100%                                                                      $108,064,621
                                                                                     ============

--------------------
<F*>   May be subject to call by issurer prior to maturity date.

                     See notes to financial statements.


                        BANK INVESTMENT FUND-FUND ONE

                          PORTFOLIO OF INVESTMENTS
                              December 31, 1999
                                  (audited)

Obligations of Federal Agencies-96.4%

                                    Par           Coupon        Maturity Date           Value
                                    ---           ------        -------------           -----

Federal Farm Credit Bank        $ 2,500,000       6.19%           03/19/01           $  2,492,969
                                  2,000,000       6.20            04/09/01              1,993,750
                                -----------                                          ------------
                                $ 4,500,000                  (Cost $  4,500,000)     $  4,486,719
                                -----------                                          ------------

Federal Home Loan Bank          $ 3,000,000       7.88%           02/09/00           $  3,004,688
                                  1,000,000       6.00            12/14/00                996,250
                                  5,000,000       6.09            03/21/01              4,978,125
                                  5,000,000       6.48            01/08/02*             4,970,312
                                  2,000,000       5.73            11/24/03*             1,921,250
                                  2,000,000       6.08            12/01/03*             1,940,000
                                  2,000,000       5.765           02/11/04*             1,915,625
                                  2,000,000       6.00            03/08/04*             1,926,875
                                -----------                                          ------------
                                $22,000,000                  (Cost $ 22,000,000)     $ 21,653,125
                                -----------                                          ------------

Federal Home Loan Mortgage
 Corporation                    $ 2,000,000       7.98%           01/19/00*          $  2,001,875
                                  3,000,000       5.625           01/29/03*             2,905,313
                                  2,000,000       6.15            03/06/03*             1,957,500
                                  2,000,000       5.48            10/08/03*             1,910,000
                                  1,500,000       5.85            11/19/03*             1,446,562
                                  2,000,000       6.20            03/08/04*             1,939,375
                                  2,000,000       6.30            03/15/04*             1,943,125
                                -----------                                          ------------
                                $14,500,000                  (Cost $ 14,499,379)     $ 14,103,750
                                -----------                                          ------------

Federal National Mortgage
 Association                    $ 4,500,000       6.40%           05/02/01           $  4,497,188
                                  1,500,000       5.35            12/17/01*             1,465,781
                                  2,500,000       6.375           01/16/02              2,489,062
                                  4,000,000       5.55            01/22/02*             3,912,500
                                  5,000,000       6.45            12/16/02*             4,934,375
                                  2,000,000       6.15            12/26/02*             1,962,500
                                  2,000,000       5.96            02/07/03*             1,951,875
                                  2,000,000       6.08            06/23/03*             1,950,625
                                  2,000,000       6.01%           08/18/03*             1,944,375
                                  4,000,000       5.91            08/25/03*             3,886,250
                                  3,000,000       6.07            09/02/03*             2,928,750
                                  2,000,000       5.75            09/23/03*             1,928,125
                                  2,000,000       5.52            10/06/03*             1,913,125
                                  2,000,000       5.27            10/14/03*             1,896,875
                                  2,000,000       5.62            10/14/03*             1,918,750
                                  2,000,000       5.80            11/17/03*             1,926,250
                                  1,500,000       5.64            11/19/03*             1,437,656
                                  2,000,000       5.66            01/05/04*             1,916,250
                                  2,000,000       5.80            01/14/04*             1,920,625
                                  2,000,000       5.80            02/09/04*             1,919,375
                                  2,000,000       5.86            02/11/04*             1,922,500
                                  2,000,000       5.90            02/17/04*             1,925,000
                                  2,000,000       5.87            02/18/04*             1,923,125
                                  2,000,000       6.00            02/19/04*             1,931,250
                                  2,000,000       6.00            03/01/04*             1,930,000
                                -----------                                          ------------
                                $60,000,000                  (Cost $ 59,996,892)     $ 58,332,187
                                -----------                                          ------------

Government National Mortgage
 Association                    $   305,303       6.50%           11/15/07           $    296,335
                                  1,912,517       6.50            07/15/08              1,856,337
                                    782,869       6.50            10/15/08                759,872
                                  1,100,010       6.50            11/15/08              1,067,697
                                    243,003       6.50            12/15/08                235,865
                                    536,186       5.50            12/15/08                496,307
                                  1,355,388       7.50            03/15/22              1,342,681
                                  2,409,541       7.00            10/15/22              2,331,984
                                  2,283,490       7.00            05/15/23              2,209,990
                                -----------                                          ------------
                                $10,928,307                  (Cost $ 11,107,391)     $ 10,597,068
                                -----------                                          ------------

Certificates of Deposit-0.1%

NCB Savings Association         $   100,000       5.01%           01/19/00           $    100,000
                                -----------                                          ------------
                                                             (Cost $    100,000)

                                                             (Cost $112,203,662)     $109,272,849
                                                                                     ------------

Repurchase Agreement-2.2%

$2,455,000        Repurchase Agreement dated December 31, 1999 with
                  PaineWebber, Inc. due January 3, 2000 with respect to various
                  Federal Agencies ranging from:
                    Par Value       $1,000-$1,690,000   Totaling $3,740,000
                    Rate Range        2.00%-5.46%
                    Maturity Range  03/02/00-02/15/16
                  Maturity value of $2,455,665 for an effective yield of 3.25%.

                                                             (Cost $  2,455,000)     $  2,455,000
                                                                                     ------------
Total Investments-98.7%                                      (Cost $114,658,662)     $111,727,849
                                                                                     ------------
Other assets in excess of liabilities-1.3%                                              1,477,592
                                                                                     ------------
Net assets-100%                                                                      $113,205,441
                                                                                     ============

--------------------
<F*>   May be subject to call by issurer prior to maturity date.

                     See notes to financial statements.


                        BANK INVESTMENT FUND-FUND ONE

                        NOTES TO FINANCIAL STATEMENTS
      (Information for the six months ended June 30, 2000 is unaudited)

NOTE 1. Organization:

      The Bank Investment Fund (the "Corporation") was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual investment funds derived from the voluntary subscriptions made by eligible investors.

      Fund One (the "Fund") is a no-load, diversified, open-end investment fund. Fund shares are currently offered to the following eligible investors:
Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions.

      Because more than one fund will be operated by the Corporation, operating expenses related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in proportion to the ratio of the net assets of each fund to total net assets of the Corporation or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

NOTE 2. Significant Accounting Policies:

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Investment security valuation:

      U.S. debt securities are normally valued on the basis of valuations provided by market makers. Such prices are believed to reflect the fair value of such securities and to take into account appropriate factors such as institutional size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, and other market data. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

Accounting for investments:

      Security transactions are accounted for on the trade date (date the order to buy or sell is executed). In computing net investment income prior to January 1, 1997, the Fund did not amortize premiums or accrete discounts on fixed income securities in the portfolio, except those original issue discounts for which amortization is required for federal income tax purposes. Since January 1, 1997, the Fund amortizes premiums or accretes discounts on related fixed income securities, which change had an immaterial effect on investment income. Premiums, if any, and discounts are amortized or accreted on a straight line basis, which approximates the income method. Additionally, with respect to market discount on bonds issued after July 18, 1984, a portion of any capital gain realized upon disposition may be recharacterized as taxable ordinary income in accordance with the provisions of the 1984 Tax Reform Act. Realized gains and losses on security transactions are determined on the identified cost method.

Repurchase agreements:

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

Federal income taxes:

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund realized a gain of $17,015 during 1999, which was offset by the available capital loss carryforward, resulting in a remaining capital loss carryforward of ($3,879,544) at December 31, 1999. Such capital loss carryforward will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryforward will expire on December 31, 2003 ($3,879,544).

Dividends to shareholders:

      The Fund distributes all of its net investment income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis. Distributions of otherwise taxable realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

Net asset value:

      The net asset value per share is determined daily by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding.

NOTE 3. Security Transactions:

      The cost of securities purchased and the proceeds from the sales of securities, all of which were Obligations of Federal Agencies, (excluding short-term investments) aggregated $31,000,000 and $35,485,000, respectively for the year ended December 31, 1999. As of December 31, 1999, unrealized depreciation of investments was ($2,930,813); accumulated net realized loss on investment transactions totaled ($17,245,041). The cost of securities purchased and the proceeds from the sales of securities, all of which were Obligations of Federal Agencies, (excluding short-term investments) aggregated $7,000,000 and $9,578,125, respectively for the six months ended June 30, 2000. As of June 30, 2000, unrealized depreciation of investments was ($3,053,578); accumulated net realized loss on investment transactions totaled ($17,264,315).

NOTE 4. Distribution Expenses:

      The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the Investment Company Act of 1940, to use the assets of the Fund to finance certain activities relating to the distribution of its shares to investors. The Plan authorizes the Fund to pay for the cost of preparing, printing, and distributing offering circulars to prospective investors, for certain other direct or indirect marketing expenses, direct payments to sales personnel, and for the cost of implementing and operating the Plan. Plan expenses may not exceed an amount computed at an annual rate of .12 of 1% of the Fund's average daily net assets. The Fund paid or accrued $81,397 (.07% of average net assets) and $34,015 (.06% of average net assets-annualized) pursuant to this Plan for the year ended December 31, 1999 and for the six months ended June 30, 2000, respectively.

NOTE 5. Pension Plans:

      The Fund is a participating employer in the Co-operative Banks Employees Retirement Association, and has, in effect, a Defined Contribution Plan covering all eligible officers and employees. Under the Plan, contributions by employees are doubled by the Fund, up to a maximum of 10% of each employee's salary. Effective January 1, 1989, the Fund also participates in a Defined Benefit Plan, which covers all eligible employees, and is funded currently. The Fund's contributions to these multi-employer plans for the year ended December 31, 1999 and the six months ended June 30, 2000 were $37,617 and $19,129, respectively.

NOTE 6. Shares of Beneficial Interest:

      Chapter 482 of the Acts of 1984, as amended, of the Commonwealth of Massachusetts permits the directors to issue an unlimited number of full and fractional shares of beneficial interest (no par, non-voting, with a stated value of $1,000 per share). As of December 31, 1999 and June 30, 2000 capital paid-in aggregated were $133,381,295 and $128,382,514, respectively.

      Transactions in shares of beneficial interest are summarized as follows:

                                   Six Months Ended                      Year Ended                          Year Ended
                                     June 30, 2000                    December 31, 1999                   December 31, 1998
                             ----------------------------      ------------------------------      ------------------------------
                                      (unaudited)                         (audited)                           (audited)
                               Shares           Amount            Shares            Amount            Shares            Amount
                               ------           ------            ------            ------            ------            ------

Sold                          8,406.1018      $ 8,000,000       12,779.3360      $ 12,422,498        1,696.8609      $  1,674,618
Issued in reinvestment of
 dividends                    1,486.5076        1,414,225        2,879.1144         2,790,242        2,750.3006         2,716,925
                             ----------------------------------------------------------------------------------------------------
                              9,892.6094        9,414,225       15,658.4504        15,212,740        4,447.1615         4,391,543
Redeemed                     15,159.5633       14,413,006       27,396.4237        26,646,107       20,326.3359        20,116,046
                             ----------------------------------------------------------------------------------------------------
Net decrease                 (5,266.9539)     $(4,998,781)     (11,737.9733)     $(11,433,367)     (15,879.1744)     $(15,724,503)
                             ====================================================================================================

NOTE 7. Transactions With Related Parties:

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposits insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund has reimbursed The Co-operative Central Bank for its proportionate share of expense items used in common by both the Fund and The Co-operative Central Bank. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 1999 and the six months ended June 30, 2000 were .52% and .54% of average net assets, respectively. Operating expenses paid to the Central Bank for the year ended December 31, 1999 and the six months ended June 30, 2000 were $40,800 and $20,400, respectively.



            The following sheets are perforated for your removal and use in the establishment or updating of your account.


                            BANK INVESTMENT FUND
                                  FUND ONE
                          ACCOUNT APPLICATION FORM

REGISTRATION. The account should be registered as follows:
                                                          DATE: ____________
NAME:  _____________________________________________________________________
POST OFFICE BOX:  __________________________________________________________
STREET ADDRESS:  ___________________________________________________________
CITY/TOWN:  __________________________________  STATE:  ____________________
ZIP CODE:  ________________________  TELEPHONE NUMBER:  ____________________
TAX ID NUMBER  _____________________________________________________________
INITIAL INVESTMENT: $  ___________________________________ (Minimum $50,000)


                           MONTHLY CASH DIVIDENDS

[ ] Check if dividends are to be paid monthly in cash. Otherwise dividends will be AUTOMATICALLY REINVESTED in additional shares of the Fund.

                         TELEPHONE REDEMPTION ORDERS

      Redemption proceeds will be sent ONLY to the bank or trust company listed below, for credit to the investor's account. The investor hereby authorizes the BANK INVESTMENT FUND to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. THE FUND and its Agents will not be liable for any loss, expense or cost arising out of such transactions.

      Enclose a specimen copy of your check or deposit slip (marked VOID) for the bank account listed below. To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.

Name of Bank:  _____________________________________________________________
Bank Account No.  __________________________________________________________
Bank Address:  _____________________________________________________________
               street

               ____________________________________________  MA  ___________
               city                                                  zip

Name on Account:  __________________________________________________________
Bank Routing/Transit No.:  _________________________________________________

          AUTHORIZED PERSONS-TELEPHONE INVESTMENTS AND REDEMPTIONS

          Authorized person         Title                  Initials
          -----------------         -----                  --------
1.  ________________________________________________________________________
2.  ________________________________________________________________________
3.  ________________________________________________________________________
4.  ________________________________________________________________________
5.  ________________________________________________________________________

                            CORPORATE RESOLUTIONS

      We have enclosed with this application form the necessary corporate resolutions to authorize corporate officers to make wire or cash payment transfers to the Bank Investment Fund and to purchase, sell or exchange shares of beneficial ownership in the Bank Investment Fund, Fund One.

                         SIGNATURE AND CERTIFICATION

      We have received and read the Offering Circular, and agree to its terms and conditions by signing below. By the execution of this Application, the undersigned represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor.

      The undersigned hereby certify under penalty of perjury that the above Taxpayer Identification Number is correct and that the investor is not subject to backup withholding.

      We further certify and agree that the certifications, authorizations and appointments in this document will continue until the Bank Investment Fund receives actual written notice of any change thereof.

Signature  __________________________  Title  ______________________________

Signature  __________________________  Title  ______________________________

Two signatures are required, one of which should be the Secretary or Clerk of the corporation.

                             SIGNATURE GUARANTEE

      In order to facilitate telephone redemptions, you must have your signature(s) on this application guaranteed by a commercial bank or stock exchange member firm.

____________________________________________________________________________
Name of Bank or Investment Dealer

____________________________________________________________________________
By (signature of authorized person)

____________________________________________________________________________
Title (authorized person)

                     CERTIFICATE OF CORPORATE RESOLUTION

      For Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank and directly or indirectly wholly-owned subsidiaries of such institutions only. This form authorizes the individuals below to redeem shares by telephone or exchange.

      The undersigned is Secretary or Clerk of ________________________ and hereby certifies that the following individuals: (name of corporation)

                Name                                    Title
                ----                                    -----

____________________________________________________________________________

____________________________________________________________________________

____________________________________________________________________________

____________________________________________________________________________

____________________________________________________________________________

are duly authorized by corporate resolution or otherwise to act on behalf of the eligible bank in connection with its ownership of shares in the Bank Investment Fund, Fund One and in particular to give instructions for the purchase, sale or exchange of any said shares and to execute any necessary forms in connection therewith.

      The Bank Investment Fund will consider this authorization to be in full force and in effect until otherwise notified in writing.

      IN WITNESS WHEREOF, the undersigned has executed this Certificate the _______________ day of ___________________ 20__________.



____________________________________________________________________________
Secretary or Clerk


                                    NOTES





                            FINANCIAL STATEMENTS

      As required by applicable statutes, semi-annual financial statements are furnished to the shareholder, the Commissioner of Banks and the Securities and Exchange Commission.

                           ADDITIONAL INFORMATION

      The Bank Investment Fund (the "Corporation") has filed with the Securities and Exchange Commission in Washington, D.C., under the chartered name the "Co-operative Bank Investment Fund" a registration statement on Form N-1A (together with all amendments and exhibits thereto, hereinafter referred to as the "Registration Statement") under the Investment Company Act of 1940. This Offering Circular does not contain all of the information in the Registration Statement. The Registration Statement may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission; or:

              By Phone:  1-800-Sec-0330
              By mail:   Public Reference Section
                         Securities and Exchange Commission
                         Washington, D.C. 20549-6009
                         (duplicating fee required)
              On the Internet: www.sec.gov
              (Investment Company Act File No. 811-4421)

      The Corporation will provide, without charge to any person to whom this Offering Circular is delivered on the written or oral request of any such person, a copy of the Registration Statement and the additional information contained therein and documents relating to certain exemptions from the Investment Company Act of 1940 (see ORGANIZATION). Written requests should be directed to the Bank Investment Fund, 75 Park Plaza, Boston, MA 02116-3934. Telephone requests may be directed collect to 617-695-0415.

                            ====================

                            BANK INVESTMENT FUND

                                  FUND ONE


                                 BIF [LOGO]


                                75 Park Plaza
                            Boston, MA 02116-3934
                                617-695-0415

                            ====================


OFFERING CIRCULAR
-----------------
Series 2
                            Bank Investment Fund
                               Liquidity Fund
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934
                                617-695-0415
                      --------------------------------

      The Bank Investment Fund (the "Corporation") is an investment company which currently invests and manages two mutual funds derived from voluntary subscriptions made by eligible investors.

      Liquidity Fund (the "Fund") is a no-load, diversified, open-end money market investment fund whose objective is maximum current income consistent with liquidity and the preservation of capital. The Fund is designed solely for use by eligible investors as an economical and convenient way to make liquid investments. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank (sometimes hereinafter called "Banks").

      Investors should read this Offering Circular and retain it for future reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE COMMISSIONER OF BANKS OF THE COMMONWEALTH OF MASSACHUSETTS (the
"Commissioner of Banks"), NOR HAS THE COMMISSIONER OF BANKS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

      THE SHARES BEING OFFERED ARE NOT SAVINGS ACCOUNTS OR DEPOSITS AND ARE NOT INSURED BY ANY GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. SUCH SHARES ARE BEING OFFERED PURSUANT TO AN EXEMPTION FROM THE SECURITIES ACT OF 1933 AND APPLICABLE STATE SECURITIES ACTS AND HAVE NOT BEEN REGISTERED OR QUALIFIED UNDER SUCH ACTS.

                      --------------------------------
            The date of this Offering Circular is August 28, 2000


                              TABLE OF CONTENTS


                                                                    Page
                                                                    ----

Risk Return Summary                                                   1
  Investment Objectives                                               1
  Principal Investment Strategies                                     1
  Principal Investment Risk                                           2
  Bar Chart and 7 Day Yield                                           2
  Fee Table                                                           3
Investment Objectives and Restrictions                                4
Statutory Limitation on Investments                                   5
Dividends                                                             6
Net Asset Value                                                       6
Investors' Accounts                                                   6
Taxes                                                                 6
Auditors and Legal                                                    6
Capital Gains                                                         7
How Shares of Fund are Purchased                                      7
How Shares of Fund are Redeemed                                       8
Transfer Restrictions                                                 8
Organization                                                          9
Description of Fund Shares                                            9
Supervision and Regulation                                           10
Investment Advisor                                                   10
Transfer Agent                                                       10
Operating and Distribution Expenses                                  10
Exchange Privilege                                                   11
Custodian                                                            11
Year 2000                                                            12
Management of the Fund                                               12
Financial Highlights                                                 14
Independent Auditor's Report                                         16
Financial Statements                                                 17
Investments                                                          20
Account Application Forms                                            33
Additional Information                                           Back Cover



                            BANK INVESTMENT FUND
                               LIQUIDITY FUND
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934

                             RISK RETURN SUMMARY

Investment Objectives

      The investment objectives of Liquidity Fund is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management, while seeking preservation of capital.

Principal Investment Strategies

      The Fund invests principally in short-term marketable debt securities issued by the United States Government or by agencies of the United States, bank money instruments, repurchase agreements, short-term corporate debt instruments, commercial paper, and reverse repurchase agreements.

      The categories of those securities include, but may not be limited to
a) cash on hand and due from banks, b) certificates of deposit due from any trust company, national banking association or banking company, or any federally insured savings banks, co-operative bank or savings & loan association, c) Federal funds sold, d) bonds and other direct obligations of the United States which are unconditionally guaranteed as to principal and interest by the United States, and issues of U.S. Government agencies and instrumentalities, e) repurchase agreements, f) commercial paper which, when purchased, is rated A-1 by Standard & Poor's Corporation ("Standard & Poor's") and/or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, has been determined under procedures adopted and supervised by the Fund's Board of Directors to be of comparable high quality. Commercial paper obligations may include variable amount of master demand notes; short-term obligations of corporations; g) Second Tier securities to the extent permissible by Rule 2a-7 of the Investment Company Act of 1940 (see investment restrictions) including commercial paper which when purchased is rated A-2 by Standard & Poor's or Prime-2 by Moody's or if not rated, has been determined under procedures adopted, supervised and approved by the Fund's Board of Directors to be of comparable quality, and
h) certain common money market instruments of temporary duration.

      All the above investments must have original maturities or remaining maturities of 397 days or less. In addition, the Fund will maintain a dollar weighted average maturity of 90 days or less.

      The Fund may invest more than 25% of its assets in the banking industry through Certificates of Deposit and Federal Funds sold in the ordinary course of its business.

      The Fund may enter into reverse repurchase agreements to meet short-term liquidity needs of the Fund. These agreements may not be in excess of three business days.

Principal Investment Risk

      The main risk factor in the Fund's performance is interest rates, the fluctuation of which will cause the income of the Fund to correspondently change. The average portfolio duration may cause a delayed effect before the market interest rate change is fully reflected in the Fund's income performance.

      An additional risk factor in the Fund's performance, to a limited extent, is credit risk. Credit risk is the chance that the issuer of the security could have its credit rating downgraded or be unable to pay interest and principal in a timely manner. While the credit quality of the Fund's investment portfolio is extremely high based on the principal investment strategies discussed above, the Fund is subject to some degree of credit risk.

      While the Fund seeks to maintain, it does not guaranty a stable net asset value of $1,000 per share. In addition, the shares being offered are not savings accounts or deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or its agencies.

Bar Chart and 7 Day Yield

      The bar chart shows the changes of the Fund's total return performance from year to year over a ten year period ending December 31, 1999.


Year        1990     1991     1992     1993     1994     1995     1996     1997     1998     1999
            ----     ----     ----     ----     ----     ----     ----     ----     ----     ----

Percent     8.37%    6.32%    4.07%    3.15%    3.87%    5.86%    5.38%    5.52%    5.44%    5.00%

--------------------
During the ten-year period shown in the bar chart, the highest quarterly return was 8.4% (for the quarter ended September 30, 1990) and the lowest quarterly return was 3.0% (for the quarter ended June 30,1993).

      The table shows how the Fund's average annual return for one, five and ten years for the period ended December 31, 1999 compared to the 3 month U.S. Treasury Bill.


                                                 One      Five     Ten
                                                 Year     Year     Year
                                                 ----------------------

      Bank Investment Fund-Liquidity Fund        5.00%    5.44%    5.29%
      U.S. Treasury Bill-3 month                 4.92%    5.26%    5.09%

--------------------
Total returns are based on past results and are not a prediction of future performance.

      The annualized average net yield of the seven-day period ending December 31, 1999 and June 30, 2000 were 4.96% and 6.43%, respectively. Yield is calculated based on the last 7 days ending on the date of the most recent statement of Assets and Liabilities, (as presented elsewhere within). The Fund's yield fluctuates as a result of numerous factors. Therefore, the yield stated here is not necessarily representative of the Fund's future yield. The most recent daily yield, together with the 7 day yield for the most recent calendar month end may be obtained by directly calling the rate line 617-695-0419 or by calling our main office telephone number 617-695-0415 collect.

Fee Table

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                 Year Ended
                                                                December 31,
                                                                    1999
                                                                ------------

Shareholder Transaction Expenses*                                     0%
  Annual Fund Operating Expenses
   (as a percentage of average net assets)
  Management Fees                                                     0%
  12b-1 Fees                                                        .01%
  Other Expenses
    Compensation, Payroll, Taxes, & Benefits          .08%
    Occupancy                                         .01%
    Remainder                                         .05%
                                                      ----
                                                                    .14%
                                                                    ----
      TOTAL FUND OPERATING EXPENSES                                 .15%
                                                                    ====

--------------------
<F*>  The Fund charges no sales load or deferred sales load on any purchase, reinvested dividend, exchange, or redemption transactions.

                     See notes to financial statements.


Example

      You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each time period:


                               1 Year   3 Years   5 Years   10 Years
                               -------------------------------------

      December 31, 1999        $15.35    $48.44    $85.01    $194.10

      The purpose of the foregoing table, which is based upon the Fund's fiscal year ended December 31, 1999, is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example provided is intended to show the dollar amount of expenses that would be incurred over the indicated periods on a hypothetical $10,000 investment in the Fund, assuming a 5% annual return and assuming that the Fund's expenses continue at the rates shown in the table. However, the actual return on an investment in the Fund may be greater or less than 5%. Furthermore, the Example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                   INVESTMENT OBJECTIVES AND RESTRICTIONS

      The investment objective of the Liquidity Fund is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified high-quality investment vehicle designed to assist liquidity management while seeking preservation of capital. The Fund pursues this objective by investing principally in short-term marketable debt securities issued by the United States Government or by agencies of the United States, bank money instruments, short-term corporate debt instruments including commercial paper, repurchase agreements and reverse repurchase agreements.

      Shares of the Bank Investment Fund are eligible investments to be included in legal liquidity under Massachusetts General Laws, Chapter 170,
Section 22.

      The Board of Directors of the Corporation has investment discretion with regard to Liquidity Fund assets.

      No more than 5% of the Fund's assets at the time of purchase may be invested in the securities of any one issuer except for direct obligations of the United States or obligations guaranteed by the United States, and other obligations issued under federal programs or by certain federal agencies.

      In accordance with amendments, effective June 1, 1991 to Rule 2a-7 of the Investment Company Acts of 1940, no more than 5% of the Fund's assets, in the aggregate, may be invested in "second tier" securities, with no more than 1% of the Fund's assets or one million dollars, whichever is greater, invested in the second tier securities of any one issuer.

      The Fund is further restricted through the investment policy maintained by the Corporation's Officers and Directors. The investment policy restricts the Fund from a) purchasing any securities other than money market instruments and other securities described under "Principal Investment Strategies", and b) investing more than 25% of its total assets in the securities of a particular industry other than U.S. Government securities, Government Agency securities or bank money instruments.

               STATUTORY LIMITATION ON INVESTMENTS IN THE FUND
                           BY PARTICIPATING BANKS

      Under Massachusetts General Laws, Chapter 167F, Section 3(2) as amended, a participating or eligible savings bank or co-operative bank may invest an amount in excess of 100% of its capital and surplus in any distinct non-equity investment fund of the Corporation except to the extent that the Commissioner of Banks for the Commonwealth of Massachusetts may by regulation set limits and conditions. The participating bank will be responsible for monitoring and compliance with this limitation.

      Under Massachusetts General Laws, Acts of 1932, Chapter 45, Section 7, as amended, The Co-operative Central Bank Reserve Fund may not invest or hold at any one time more than 20% of its assets with the Corporation.

      Investments in the Fund are affected by Section 303 of the FDIC Improvement Act of 1991 which limits investments by FDIC-insured state banks (including Massachusetts co-operative banks, savings banks and trust companies) in common or preferred stock or shares of mutual funds to the extent that such investments are permissible for national banks. Permissible national bank investments, as described in section 24(7) of the National Bank Act and 12 C.F.R. Part 1, include mutual funds which invest in securities and financial instruments eligible for direct investment by national banks. The underlying investment portfolio composition of the Liquidity Fund is comprised of assets (Federal agency obligations, certificates of deposit, commercial paper, short-term corporate bonds and notes, and Federal funds sold) that a national bank may purchase and sell for its own account under 12 C.F.R. Part 1. An FDIC-insured state bank may hold these investments directly or indirectly (i.e. pass-through mutual fund investment) that are permissible for national banks without being subject to limit restrictions for national banks. Therefore, Liquidity Fund balances may be excluded (on a pass-through basis with shares of beneficial interest) from an FDIC-insured state-chartered bank's (such as a Massachusetts savings bank or co-operative bank) computation of equity securities in measuring compliance with 12 C.F.R. 362 limits (usually 100% of Tier 1 capital).

      Federally chartered savings banks and savings and loan associations (with their principal place of business in Massachusetts) may invest in an open-end mutual fund, such as the Liquidity Fund, which invests in securities and financial instruments in which such institutions may invest directly (e.g., Federal agency obligations and high quality commercial paper and corporate debt). For purposes of determining compliance with quantitative investment limitations under the Home Owners Loan Act
("HOLA"), an investing bank's or association's proportionate share of a mutual fund's individual investments will, under 12 CFR, [SECTION]560.32, be aggregated with such investments held directly by the bank or association. Apart from this requirement, a bank or association may invest, without prior notice to the Office of Thrift Supervision, an amount up to 15% of its total capital in any one mutual fund or up to 50% of total capital in all such pass-through investment vehicles. Investments in excess of the 15% and 50% limits may only be made when thirty days' advance notice has been provided to the Office of Thrift Supervision.

      Certain federally chartered savings banks which converted from a Massachusetts savings bank charter may, under certain grandfather provisions of HOLA, retain broader investment authority than that described in the preceding paragraph. For example, section 5(i) of HOLA grandfathers state authorized investment powers of certain Federal savings banks in existence as of the date of enactment of Federal statutes (e.g., the Financial Institution Reform, Recovery and Enforcement Act of 1989) which may have otherwise limited such investments.

                                  DIVIDENDS

      The Fund distributes all of its net income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis.

      Investors wishing to change the method of receiving dividends must notify the Fund in writing at least one week before payment is to be made. Net income for dividend purposes consists of interest accrued and discount earned, less amortization of any premium and accrued expenses, plus or minus all realized short-term gains or losses, if any.

                               NET ASSET VALUE

      The Fund's net asset value per share is determined by dividing the value of all investment securities and all other assets, less liabilities, by the number of shares outstanding. The Fund's investment securities are valued based on their amortized cost, which does not take into account unrealized appreciation or depreciation. The Corporation's Board of Directors has established procedures reasonably designed to stabilize the net asset value per share at $1,000.00.

                             INVESTORS' ACCOUNTS

      The Fund maintains an account for each investor in full and fractional shares. All purchase and sale transactions are confirmed to the investor. Statements of account showing all transactions for the month, including dividends paid, are sent to participating banks on a monthly basis.

                                    TAXES

      The Fund has qualified as a regulated investment company under the Internal Revenue Code and will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from interest, together with distributions of any short-term capital gains, are taxable as ordinary income, whether or not reinvested. Dividends of the Fund do not qualify for the dividends received exclusion for corporations.

      A statement setting forth the federal income tax status of all distributions made during each calendar year is sent to each shareholder promptly after the end of such year.

                             AUDITORS AND LEGAL

      Parent, McLaughlin and Nangle, Certified Public Accountants, Inc., are the auditors of the Fund. The law firm of Steptoe & Johnson has passed upon certain legal matters of the Fund in connection with the shares offered by this offering circular.

                                CAPITAL GAINS

      The Fund does not expect to experience long-term capital gains or losses due to the short-term nature of the portfolio, and therefore the Fund does not expect to pay capital gain dividends.

                  HOW THE SHARES OF THE FUND ARE PURCHASED-
                       TELEPHONE INVESTMENT PROCEDURE

      Shares of the Fund are offered for sale on days on which the custodian bank is open for business. The Fund and its custodian bank observe the following holidays during the calendar year: New Year's Day, Martin Luther King Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. There is no sales charge. The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

Bank Wire Transfers

      Call your correspondent bank and speak to your account officer. Tell him that you want to transfer funds to State Street Bank and Trust Company. Instruct him to wire transfer the money before 12:00 noon, Eastern time, to:

           State Street Bank and Trust Company
           Boston, Massachusetts
           Routing number: 0110-0002-8
           For account of the Bank Investment Fund, Liquidity Fund Account number: 9006-884-2

Internal Money Transfers

      If your correspondent bank account is with the State Street Bank and Trust Company, contact your account officer and instruct him to transfer funds from your account to the account of the Bank Investment Fund, Liquidity Fund, Account number: 9006-884-2.

      AFTER INSTRUCTING YOUR BANK TO TRANSFER FUNDS, PLEASE CALL THE FUND AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. REMEMBER, IT IS IMPORTANT TO DO THIS BEFORE 12:00 NOON.

      The securities market, in which the Fund buys and sells securities, usually requires immediate settlement in Federal funds for all security transactions; therefore, payment for the purchase of Fund shares not received in the form of Federal funds will be recorded as share subscriptions, and not invested in Fund shares until such payments are converted into Federal funds. Payments received by bank wire can be converted immediately into Federal funds; any other form of payment will result in a delay. Orders received prior to 12:00 noon, Eastern time, will be invested in shares of the Fund at the next determined net asset value.

                    HOW SHARES OF THE FUND ARE REDEEMED-
                       TELEPHONE REDEMPTION PROCEDURE

      An investor may withdraw all or any portion of his investment by redeeming shares on any day that the Fund is open for business at the next determined net asset value. The proceeds of redemptions will be wired directly to the investor's bank account within one business day. The Fund reserves the right to delay withdrawal requests up to 7 business days after any investment that has been made with uncollected funds.

      The right of redemption can be suspended and the payment of the redemption proceeds deferred during any period in which a) the New York Stock Exchange is closed or trading on such Exchange is restricted or b) the Securities and Exchange Commission deems an emergency to exist, or during any other period permitted by order of the Commission for the protection of investors.

Bank Wire Transfers

      Call the Fund by 12:00 noon (Call or Trade Date) to redeem shares the following day (Settlement Date). When the amount to be redeemed is at least $5,000.00, the Fund will automatically wire transfer the amount to your correspondent bank account at settlement.

Internal Money Transfers

      If your bank's account is with the State Street Bank and Trust Company, contact the Fund by 12:00 noon (Call or Trade Date) for redemption of shares the following day (Settlement Date). The Fund will transfer the amount from its account to your account at State Street Bank and Trust Company at settlement.

                            TRANSFER RESTRICTIONS

      Fund shares may not be transferred by banks holding such shares to any persons other than an eligible bank (except that the shares may be pledged to such other persons or they may be transferred to the Central
Bank). If the Fund shares are acquired by any other persons by operation of law or by foreclosure upon the pledge of such shares (or through transfer, in the case of the Central Bank), the Corporation must offer to repurchase the shares from such person at net asset value of the shares. If such offer is refused, no dividend may be paid by the Corporation or Fund on such shares, and the redemption price which the holder of such shares may obtain in any subsequent repurchase of those shares by the Corporation or Fund is limited to the net asset value of the shares on the date of the Corporation's offer.

      In the event of any transfer, it is extremely important to notify the Corporation immediately of any purchase, sale or transfer of Fund shares not made through the Corporation or its transfer agent. Immediate notification should be furnished to the Corporation by telephone, with written notification as a follow-up thereto. Prompt notification is essential to avoid any delay in redemption offer and loss of earnings. Please remember that a statutory restriction exists on the Corporation and it would be unable to pay a dividend to an ineligible holder after expiration of the 30-day repurchase period which is statutorily available following such transfer.

                                ORGANIZATION

      The Corporation was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth [Acts of 1984, Chapter 482 as amended] of Massachusetts under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Special Act indicates that the purpose of the Corporation is to hold, invest, reinvest and manage one or more mutual investment funds, which shall include all property of the Corporation, to be derived from voluntary subscription thereto by the Banks.

      The Liquidity Fund commenced operations on October 12, 1988.

      The Corporation is an open-end diversified management investment company authorized to invest its assets in certain real estate mortgages, and a variety of other investments, including direct obligations of the United States, obligations guaranteed by the United States, obligations guaranteed by the Federal National Mortgage Association, bonds and other evidences of indebtedness of corporations, shares of common or preferred stock registered on a national securities exchange or for which quotations are available through the National Quotation Bureau, Inc. or a comparable service, or through a national securities market established in conformance with Section 11A of the Securities Act of 1934, and other debt and equity securities. The Liquidity Fund will only invest in those securities described under "Investment Policy" and "Investment Restrictions" elsewhere herein.

      The business of the Corporation is conducted by a Board of Directors elected by the Corporation's Incorporators and the Directors have investment discretion relative to Corporation assets. The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks.

      The Corporation operates pursuant to an exemption from the sections of the Investment Company Act of 1940 which deal with a) voting rights of security holders and b) the manner of sale of redeemable securities.

      Only Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank are currently offered shares in the Fund. Such investors may purchase shares of beneficial interest, which do not entitle the shareholders thereof to voting rights of any nature, including investment policy matters.

                         DESCRIPTION OF FUND SHARES

      The Corporation has no capital stock. Beneficial ownership in each of the Corporation's funds is represented by shares of beneficial ownership in such fund, as recorded in book entry form. Each share of beneficial interest in each fund is equal in every respect to every other share of that fund. As the Directors of the Corporation establish distinct investment funds, shares will be issued in distinct classes and each share within each class will be equal in every respect to every other share of that class.

      The shares of beneficial ownership are no par, non-voting, with a stated value of $1,000, issued in book entry form only. Investment and redemption of shares is effected at the net asset value as described elsewhere herein. Shares are recorded in whole and/or fractional shares, as applicable. Physical certificates are not issued. Monthly statements are furnished to reflect share balance and activity.

      With regard to the absence of voting rights, management believes that eligible investors are adequately protected because of a) regulation by the Commissioner of Banks, b) the redeemable nature of the shares, c) representation of co-operative bank investors in the election of Directors of the Central Bank, who as Incorporators elect the Corporation's Directors, and d) representation of savings bank investors by an advisor at such corporate meetings of the Incorporators.

                         SUPERVISION AND REGULATION

      As provided by Massachusetts statute [Chapter 482, Acts of 1984 as amended] the Corporation is subject to the supervision of the Commissioner of Banks of the Commonwealth of Massachusetts. Periodic reporting to the Commissioner of Banks is also required by the same statute. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, and is subject to reporting requirements thereunder.

                             INVESTMENT ADVISOR

      The Corporation presently does not employ the services of any investment advisory or management services company. Investment decisions for the Fund are made by authorized officers of the Corporation, subject to approval or ratification by its Board of Directors. The Corporation reserves the right at any time in the future to appoint an investment advisor at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such advisory or management services would improve Fund performance.

                               TRANSFER AGENT

      The Corporation maintains the records for the investment, redemption, and/or transfer of Fund shares. The Corporation reserves its right at any time in the future to appoint a separate transfer agent at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such transfer service is necessary. The limited number of shareholders and nature of Fund operation does not, at this time, justify the use of a separate agent and would only be an extra or unnecessary expense.

                     OPERATING AND DISTRIBUTION EXPENSES

      Normal expenses which may be borne by the Fund include, but are not limited to: Director fees, salaries and wages, payroll taxes, employee benefits, taxes, corporate fees, occupancy, furniture and equipment, data processing, legal, auditing and accounting, telephone and postage, custodial and other bank fees, preparation, printing and distribution of reports, insurance, membership fees, organization, and other miscellaneous expenses.

      The Corporation has adopted a plan of distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") providing that the Fund will pay certain expenses incurred by the Corporation which may be considered to be primarily intended to result in the sale of shares in the Fund. The expenses which may be incurred pursuant to the Plan include, without limitation, those for the preparation, printing and distribution of written materials for other than existing investors, preparation and distribution of advertising material and sales literature, direct payments to sales personnel, and other similar activities. The maximum expenditures which may be made pursuant to the Plan in any year is .12 of 1% of the average daily net asset value of the Corporation for such year. The Board of Directors of the Corporation has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      Expenditures of $30,313 (.01% of average net assets) pursuant to the 12b-1 plan were incurred in and for the year ended December 31, 1999:
$1,759 for advertising in trade journals and similar publications; $5,297 for printing and mailing of offering circulars; $25,957 for sales related compensation, payroll taxes and benefits; $8,114 for sponsorship of annual subscriptions and other promotional materials; and ($10,814) for other plan expenses. Expenditures of $15,926 (.02% of average net assets-annualized) pursuant to the 12b-1 plan were incurred in and for the six months ended June 30, 2000: $2,415 for printing and mailing of offering circulars; $10,271 for sales related compensation, payroll taxes and benefits; $1,652 for sponsorship of annual subscriptions and other promotional materials; and $1,588 for other plan expenses.

      Because more than one fund will be operated by the Corporation, operating expenses and expenses incurred pursuant to the Plan related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in accordance with the annual budget as determined by the Board of Directors of the Corporation to be fair and equitable or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable. Operating expense reimbursements received or accrued from the Bank Investment Fund-Fund One for the year ended December 31, 1999 and the six months ended June 30, 2000 were $9,200 and $6,500, respectively.

                             EXCHANGE PRIVILEGE

      Shares of the Fund may be exchanged for shares of another fund of the Corporation on the basis of the respective net asset value of the shares involved.

                                  CUSTODIAN

      The Corporation is required by statute to at all times employ a national banking association located in the Commonwealth of Massachusetts, or a Massachusetts state-chartered bank authorized to exercise trust powers, as the Corporation's or Fund's custodian, to hold the securities owned by the Corporation and any monies delivered by the Corporation's or Fund's shareholders or due to the Corporation or Fund. Purchase and sale transactions are effected through or by the custodian bank upon the instructions of the Corporation.

      The State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's cash and investments, other than cash and Federal funds sold. Investments held under custody include certificates of deposit. The Fund also maintains cash and Federal fund balances with a number of qualified national banks (located in Massachusetts) or Massachusetts state chartered banks. The banks utilized have been determined by the officers and directors of the Fund to have been qualified to be custodian banks themselves. State Street Bank and Trust Company, the Fund's custodian, and other qualified banks, as discussed above, may be used by the Fund for the placement of short-term, usually overnight, funds in Federal funds sold.

                                  YEAR 2000

      All software used by the Fund for general ledger, investment securities, mutual fund operations and related purposes is provided and maintained by Bankware, Inc. The Fund believes that all such software is year 2000 compliant. Software review, evaluation, update, implementation and testing validation were completed prior to December 31, 1998. Participating banks' investments, redemptions and monthly interest payments in Liquidity Fund have been processed in the year 2000 to date and the Fund fully expects to process such transactions without disruption for the remainder of year 2000.

                           MANAGEMENT OF THE FUND

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      William F. Casey, Jr., President, succeeded James L. Burns, Jr., former President, as the Fund's primary investment officer on April 1, 2000. Mr. Casey has held the position of Executive Vice President of the Bank Investment Fund since its inception in 1985. Mr. Casey is also President of the Co-operative Central Bank and served as Financial Vice President from 1980 to 1986 and Executive Vice President and Treasurer of The Co-operative Central Bank from 1986 to 2000. Mr. Casey is a Certified Public Accountant and had been employed in several executive positions in both public accounting and banking prior to 1980.

      Directors and Officers of the Corporation, together with information as to their principal business occupations during the past five years, are shown below:


William F. Casey, Jr.,                                     President and Treasurer of the Co-operative Central Bank,
 President since April 1, 2000                              75 Park Plaza, Boston, MA 02116-3934 since April 1, 2000
 (Executive Vice President prior thereto)                   (Executive Vice President and Treasurer of The Co-operative
                                                            Central Bank prior thereto)

Susan L. Ellis, Vice President                             Vice President of The Co-operative Central Bank, 75 Park Plaza,
 and Treasurer                                              Boston, MA 02116-3934

Jeremiah J. Foley, Executive Vice President                Executive Vice President of The Co-operative Central Bank,
 and Clerk of the Corporation since                         75 Park Plaza, Boston, MA 02116-3934 since April 1, 2000
 April 1, 2000 (Vice President and                          (Vice President of The Co-operative Central Bank prior thereto)
 Clerk prior thereto)

Robert E. Haley, Vice President                            Vice President of Bank Investment Fund, 75 Park Plaza,
                                                            Boston, MA 02116-3934

Annemarie Lee, Vice President                              Assistant Vice President of The Co-operative Central Bank,
                                                            75 Park Plaza, Boston, MA 02116-3934

Claire R. Bothwell, Director                               Chairman of the Board of the Ware Co-operative Bank,
 and Chairman of the Board                                  Main Street, Ware, MA 01082

James F. Culhane, Director                                 President of the North Cambridge Co-operative Bank
                                                            2360 Massachusetts Ave., Cambridge, MA 02140

Alfonso De Vito, Director                                  President of the Newton South Co-operative Bank,
                                                            411 Watertown St., Newton, MA 02458-1199

Ronald E. Lestan, Director                                 President of the Walpole Co-operative Bank,
                                                            982 Main Street, Walpole, MA 02081

Edward T. Mulvey, Director                                 Chairman of the Board of the Pilgrim Co-operative Bank,
                                                            48 South Main St., Cohasset, MA 02025

John H. Pearson, Jr., Director and                         President of Butler Bank-A Co-operative Bank,
 Clerk of the Board                                         10 George Street, Lowell, MA 01852

Barry H. Whittaker, Director                               President of the Holbrook Co-operative Bank,
                                                            95 No. Franklin St., Holbrook, MA 02343


                            FINANCIAL HIGHLIGHTS
               (For a share outstanding throughout each year)

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 10 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                                       Six Months Ended             Year Ended December 31,
                                                                           -----------------------------------------
                                                         June 30, 2000        1999            1998            1997
                                                       -------------------------------------------------------------
                                                          (unaudited)      (audited)*      (audited)*      (audited)*

Net asset value, beginning of period                       $1,000.00       $1,000.00       $1,000.00       $1,000.00
                                                           ---------------------------------------------------------
Income from investment
  Net investment income                                        29.05           48.87           53.07           53.83
                                                           ---------------------------------------------------------
      Total from investment operations                         29.05           48.87           53.07           53.83
                                                           ---------------------------------------------------------

Less distributions:
  Dividends from net investment income                        (29.05)         (48.87)         (53.07)         (53.83)
                                                           ---------------------------------------------------------
      Total distributions                                     (29.05)         (48.87)         (53.07)         (53.83)
                                                           ---------------------------------------------------------
  Net asset value, end of period                           $1,000.00       $1,000.00       $1,000.00       $1,000.00
                                                           ---------------------------------------------------------
      Total return                                              5.97%**         5.00%           5.44%           5.52%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)                     $ 158,677       $ 175,656       $ 286,629       $ 235,204
  Ratio of expenses to average net assets                       0.16%           0.15%           0.15%           0.16%
  Ratio of net investment income to average
   net assets                                                   5.86%           4.84%           5.30%           5.22%


                                                                          Year Ended December 31,
                                         ----------------------------------------------------------------------------------------
                                            1996         1995         1994         1993         1992         1991         1990
                                         ----------------------------------------------------------------------------------------
                                         (audited)*   (audited)*   (audited)*   (audited)*   (audited)*   (audited)*   (audited)*

Net asset value, beginning of period     $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
                                         ----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      52.53        57.12        38.00        31.18        39.95        61.44        82.74
                                         ----------------------------------------------------------------------------------------
      Total from investment operations       52.53        57.12        38.00        31.18        39.95        61.44        82.74
                                         ----------------------------------------------------------------------------------------

Less distributions:
  Dividends from net investment income      (52.53)      (57.12)      (38.00)      (31.18)      (39.95)      (61.44)      (82.74)
                                         ----------------------------------------------------------------------------------------
      Total distributions                   (52.53)      (57.12)      (38.00)      (31.18)      (39.95)      (61.44)      (82.74)
                                         ----------------------------------------------------------------------------------------
  Net asset value, end of period         $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
                                         =======================================================================================
      Total return                            5.38%        5.86%        3.87%        3.15%        4.07%        6.32%        8.37%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)   $ 210,208    $ 245,151    $  91,623    $ 266,821    $ 364,171    $ 383,771    $  64,115
  Ratio of expenses to average
   net assets                                 0.15%        0.13%        0.30%        0.28%        0.20%        0.19%        0.25%
  Ratio of net investment income to
   average net assets                         5.26%        5.75%        3.63%        3.12%        3.99%        5.98%        7.99%

--------------------
<F*>  Financial Statements for each of the ten years in the ten year period ended December 31, 1999 were audited by Parent, McLaughlin & Nangle, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included elsewhere herein.
<F**> Annualized.


                     See notes to financial statements.


                        INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
  BANK INVESTMENT FUND-LIQUIDITY FUND
  BOSTON, MASSACHUSETTS

      We have audited the accompanying statement of assets and liabilities of Bank Investment Fund-Liquidity Fund, including the schedule of portfolio investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bank Investment Fund-Liquidity Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



                                       /s/ Parent, McLaughlin & Nangle
                                       Certified Public Accountants

           Member of the SEC Practice Section, American Institute
                       of Certified Public Accountants

                                          LOGO FOR Parent, McLaughlin & Nangle

January 27, 2000

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                    STATEMENTS OF ASSETS AND LIABILITIES


                                                                June 30, 2000    December 31, 1999
                                                                -------------    -----------------
                                                                 (unaudited)         (audited)

ASSETS:
  INVESTMENTS, at cost which approximates value                 $154,266,349        $97,036,432
  REPURCHASE AGREEMENTS                                            4,180,000         78,520,000
  INTEREST RECEIVABLE                                                879,039            256,388
  CASH                                                               277,973            263,145
                                                                -------------------------------
      TOTAL ASSETS                                               159,603,361        176,075,965
                                                                -------------------------------

LIABILITIES:
  ACCOUNTS PAYABLE-Broker                                            513,445                  -
  DIVIDENDS PAYABLE                                                  387,920            375,401
  ACCRUED EXPENSES                                                    26,108             44,963
                                                                -------------------------------
      TOTAL LIABILITIES                                              927,473            420,364
                                                                -------------------------------

NET ASSETS: (Equivalent to $1,000 per share for each period
 based on 158,675.8880 and 175,655.6013 shares of beneficial
 interest outstanding, respectively)                            $158,675,888       $175,655,601
                                                                ===============================

REPRESENTED BY:
  Paid-in Capital                                               $158,675,888       $175,655,601
                                                                ===============================


                     See notes to financial statements.


                     BANK INVESTMENT FUND-LIQUIDITY FUND

                          STATEMENTS OF OPERATIONS


                                                       Six Months Ended        Year Ended
                                                         June 30, 2000     December 31, 1999
                                                       ----------------    -----------------
                                                          (unaudited)          (audited)

INVESTMENT INCOME:                                        $5,003,842          $11,734,263

EXPENSES:
  Compensation, payroll taxes and benefits-officers       $   39,641          $   129,194
  Compensation, payroll taxes and benefits-other              16,989               55,369
  Professional fees                                           19,612               42,486
  Occupancy                                                   17,200               33,700
  Distribution expenses                                       15,926               30,313
  Equipment and data processing                                5,960               13,697
  Other bank fees                                              5,081               27,759
  Postage and telephone                                        3,553                7,857
  Meetings, travel and other expenses                          3,496                4,972
  Shareholder reports                                          2,415                5,297
  Directors' fees                                              2,100                7,100
  Other expenses                                               1,071                    -
  Stationary and supplies                                        890                2,251
  Insurance expense                                              236                2,705
                                                          -------------------------------
      TOTAL EXPENSES                                         134,170              362,700
                                                          -------------------------------
      INVESTMENT INCOME-NET                                4,869,672           11,371,563
                                                          -------------------------------

      NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS                                         $3,495,095          $11,371,563
                                                          ===============================


                     See notes to financial statements.


                     BANK INVESTMENT FUND-LIQUIDITY FUND

                     STATEMENTS OF CHANGES IN NET ASSETS


                                          Six Months      Year Ended      Year Ended
                                            Ended        December 31,    December 31,
                                        June 30, 2000        1999            1998
                                        -------------    ------------    ------------
                                         (unaudited)      (audited)       (audited)

INCREASE IN NET ASSETS  FROM
 OPERATIONS:
  Investment income-net                  $  4,869,672    $ 11,371,563    $ 16,328,967
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net                    (4,869,672)    (11,371,563)    (16,328,967)
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST-NET INCREASE (DECREASE)         (16,979,713)   (110,973,033)     51,424,170
                                         --------------------------------------------
      TOTAL INCREASE (DECREASE)
       IN NET ASSETS                      (16,979,713)   (110,973,033)     51,424,170
NET ASSETS:
  Beginning of period                     175,655,601     286,628,634     235,204,464
                                         --------------------------------------------
  End of period                          $158,675,888    $175,655,601    $286,628,634
                                         ============================================


                     See notes to financial statements.


                     BANK INVESTMENT FUND-LIQUIDITY FUND

                          PORTFOLIO OF INVESTMENTS
                                June 30, 2000
                                 (unaudited)


Obligations of Federal Agencies-4.4%

                                         Par        Coupon    Maturity Date              Cost
                                         ---        ------    -------------              ----

Federal Farm Credit Bank             $ 5,000,000    5.92%          07/03/00          $  5,000,000
Federal National Mortgage
 Association                           2,000,000    6.40           05/02/01             1,991,335
                                     -----------                                     ------------
                                     $ 7,000,000              (Value $ 6,995,000)    $  6,991,335
                                     ===========                                     ============

Certificates of Deposit-6.3%

Ben Franklin Savings Bank            $ 1,000,000    6.43%          01/29/01          $  1,000,000
Bank of Fall River,
 a Cooperative Bank                      250,000    6.00           07/19/00               250,000
Bank of Fall River,
 a Cooperative Bank                      250,000    6.00           07/20/00               250,000
Fidelity Cooperative Bank                500,000    6.00           07/26/00               500,000
First Trade Union Bank                    90,000    6.01           11/09/00                90,000
Foxborough Savings Bank                  250,000    5.15           07/14/00               250,000
Hyde Park Cooperative Bank               500,000    6.00           08/01/00               500,000
Lowell Cooperative Bank                  200,000    6.10           08/03/00               200,000
Marlborough Cooperative Bank             500,000    6.00           07/27/00               500,000
Mechanics Cooperative Bank               500,000    6.90           12/27/00               500,000
Melrose Cooperative Bank               1,000,000    6.60           10/26/00             1,000,000
Mt. Washington Cooperative Bank          600,000    6.30           07/10/00               600,000
Mt. Washington Cooperative Bank          450,000    6.60           09/08/00               450,000
Mt. Washington Cooperative Bank          300,000    6.25           02/26/01               300,000
NCB Savings Bank, FSB                    100,000    5.75           09/29/00               100,000
Pittsfield Cooperative Bank            1,000,000    6.50           07/05/00             1,000,000
Pittsfield Cooperative Bank            1,000,000    6.50           08/21/00             1,000,000
South Shore Cooperative Bank             500,000    6.05           07/18/00               500,000
South Shore Cooperative Bank           1,000,000    6.25           02/23/01             1,000,000
                                     -----------                                     ------------
                                     $ 9,990,000              Value ($9,990,000)     $  9,990,000
                                     -----------                                     ------------

Commercial Paper-47.9%

Alabama Power & Light Co.            $ 1,500,000    6.52%*         07/18/00          $  1,495,110
Alabama Power & Light Co.              2,000,000    6.52*          07/20/00             1,992,755
Bay State Funding Corp.                3,350,000    6.55*          07/12/00             3,342,686
Bell Atlantic Network
 Funding Corp.                         2,000,000    6.57*          08/11/00             1,984,670
Coca Cola & Co.                        2,000,000    6.46*          07/06/00             1,997,847
Duke Energy Corp.                      3,785,000    6.48*          07/07/00             3,780,231
Duke Energy Corp.                      2,000,000    6.52*          08/07/00             1,986,235
Fleet Funding Corp.                    2,000,000    6.63*          07/24/00             1,991,160
Fleet Funding Corp.                    2,000,000    6.58*          08/07/00             1,986,109
General Mills Inc.                     2,500,000    6.58*          07/17/00             2,492,315
Gillette, Co.                          4,000,000    6.50*          07/19/00             3,986,278
Kimberly-Clark Corp.                   2,500,000    6.53*          08/22/00             2,475,966
Kimberly-Clark Corp.                   1,259,000    6.53*          08/22/00             1,246,896
Lucent Technologies Inc.               3,000,000    6.50*          07/07/00             2,996,208
Marsh & McLennan Companies             3,000,000    6.55*          07/06/00             2,996,725
Merrill Lynch & Co. Inc.               3,000,000    6.50*          07/13/00             2,992,958
Merrill Lynch & Co. Inc.               3,000,000    6.53*          08/01/00             2,982,587
MetLife Funding Inc.                   1,113,000    6.50*          07/10/00             1,110,990
Pacific Gas & Electric Co.             4,000,000    6.55*          07/10/00             3,992,767
Pacific Gas & Electric Co.             3,050,000    6.52*          07/12/00             3,043,371
Potomac Electric Power Co.             3,000,000    6.55*          07/11/00             2,993,996
Potomac Electric Power Co.             2,000,000    6.55*          07/18/00             1,993,450
Potomac Electric Power Co.             2,000,000    6.52*          07/28/00             1,989,858
Receivables Capital Corp.              1,700,000    6.54*          07/06/00             1,698,147
Receivables Capital Corp.              3,000,000    6.59*          07/06/00             2,996,705
Sherwin-Williams Co.                   4,000,000    6.55*          07/03/00             3,997,817
Sherman-Williams Co.                   1,000,000    6.50*          07/13/00               997,653
USAA Capital Corp.                     4,000,000    6.48*          07/12/00             3,991,360
Vermont American Corp.                 2,500,000    6.57%*         07/05/00             2,497,719
Walt Disney Co.                        2,000,000    6.51*          07/11/00             1,996,022
                                     -----------                                     ------------
                                     $76,257,000              (Value $ 76,026,515)   $ 76,026,591
                                     ===========                                     ============

Short-Term Corporate Bonds and Notes-25.2%

Associates Corp. of N.A.             $   250,000    6.25%          09/15/00          $    249,852
Associates Corp. of N.A.               2,000,000    5.85           01/15/01             1,992,381
Associates Corp. of N.A.               1,000,000    6.78           04/23/01               998,652
Associates Corp. of N.A.               2,000,000    6.625          05/15/01             1,992,783
Avco Financial Corp.                   1,035,000    6.35           09/15/00             1,035,101
Beneficial Finance Corp.               2,500,000    7.52           12/08/00             2,511,705
Beneficial Finance Corp.                 250,000    6.33           12/18/00               249,854
Beneficial Finance Corp.               2,000,000    6.33           12/18/00             1,999,241
Chase Manhattan Bank                   1,900,000    5.50           02/15/01             1,883,460
Chase Manhattan Bank                   2,000,000    6.50           03/29/01             1,990,697
Duke Power Co.                           150,000    5.875          06/01/01               148,396
Ford Motor Corp.                       1,000,000    6.375          10/06/00               999,912
Ford Motor Corp.                       1,000,000    6.55           03/29/01               997,036
General Electric Co.                   2,500,000    5.96           05/14/01             2,474,942
General Mills                          1,500,000    9.05           12/15/00             1,517,945
GMAC Corp.                             1,000,000    7.50           07/24/00             1,000,846
GMAC Corp.                             1,000,000    8.50           12/15/00             1,009,222
GMAC Corp.                             2,000,000    5.80           04/09/01             1,986,617
GMAC Corp.                             2,030,000    5.80           04/09/01             2,010,049
Household Finance Corp.                2,000,000    6.45           03/15/01             1,998,082
IBM Corp.                              2,000,000    5.56           03/08/01             1,986,488
Mobil Corp.                              350,000    8.375          02/12/01               352,573
Morgan Stanley Dean
 Witter & Co.                          2,000,000    5.75%          02/15/01             1,983,810
Morgan Stanley Dean
 Witter & Co.                          2,500,000    6.70           05/01/01             2,500,298
Walt Disney Co.                        2,250,000    6.375          03/30/01             2,236,952
Walt Disney Co.                        1,870,000    6.375          03/30/01             1,861,093
                                     -----------                                     ------------
                                     $40,085,000              (Value $ 39,997,795)   $ 39,967,987
                                     ===========                                     ============

Federal Funds Sold-12.2%

Fleet Bank N.A.                      $ 4,721,114    6.50%          07/03/00          $  4,721,114
Boston Safe Deposit and Trust Co.      7,702,330    6.625          07/03/00             7,702,330
U. S. Trust Co.                        6,866,992    6.438          07/03/00             6,866,992
                                     -----------                                     ------------
                                     $19,290,436              (Value $ 19,290,436)   $ 19,290,436
                                     ===========                                     ============

Federal Funds Sold-Term-1.3%

BayState Federal Savings Bank        $ 2,000,000    6.30%          08/02/00          $  2,000,000
                                     ===========                                     ============
                                                              (Value $  2,000,000)
                                                              (Value $154,299,746)   $154,266,349
                                                                                     ------------

Repurchase Agreement-2.6%


$4,180,000                           Repurchase Agreement dated June 30, 2000 with
                                     PaineWebber, Inc. due July 3, 2000 with respect to
                                     various Federal Agencies ranging from:
                                       Par Value       $1,000-$3,040,000    Totaling $4,383,000
                                       Rate Range        7.00%-8.03%
                                       Maturity Range  07/03/00-02/15/16
                                     Maturity value of $4,182,264 for an effective yield of 6.50%.

                                                              (Value $  4,180,000)   $  4,180,000
                                                                                     ------------
Total Investments-99.9%                                       (Value $158,479,746)   $158,446,349
                                                                                     ------------
Other assets in excess of liabilities- 0.1%                                               229,539
                                                                                     ------------
Net assets-100%                                                                      $158,675,888
                                                                                     ============

--------------------
<F*>  Annualized yield on date of purchase.


                     See notes to financial statements.


                     BANK INVESTMENT FUND-LIQUIDITY FUND

                          PORTFOLIO OF INVESTMENTS
                              December 31, 1999
                                  (audited)


Obligations of Federal Agencies-4.6%

                                         Par        Coupon    Maturity Date              Cost
                                         ---        ------    -------------              ----

Federal Home Loan Bank               $ 3,000,000    5.01%          02/03/00          $  3,000,000
                                       2,000,000    5.04           03/03/00             2,000,000
                                       2,000,000    5.05           03/03/00             2,000,000
                                       1,000,000    5.09           03/03/00             1,000,000
                                     -----------                                     ------------
                                     $ 8,000,000              (Value $ 7,990,000)    $  8,000,000
                                     -----------                                     ------------

Certificates of Deposit-5.4%

Avon Cooperative Bank                $   250,000    5.125%         05/01/00          $    250,000
Ben Franklin Savings Bank              1,000,000    5.25           01/28/00             1,000,000
Bank of Fall River,
 A Cooperative Bank                      250,000    4.90           01/19/00               250,000
Bank of Fall River,
 A Cooperative Bank                      250,000    5.05           01/20/00               250,000
Fidelity Cooperative Bank                500,000    5.00           01/26/00               500,000
First Trade Union Bank                    90,000    6.01           11/09/00                90,000
Foxborough Savings Bank                  250,000    5.15           07/14/00               250,000
Foxborough Savings Bank                  200,000    5.25           03/29/00               200,000
Foxborough Savings Bank                  300,000    5.50           05/31/00               300,000
Hyde Park Cooperative Bank               500,000    5.15           02/01/00               500,000
Lowell Cooperative Bank                  200,000    5.15           02/03/00               200,000
Marlborough Cooperative Bank             500,000    4.95           01/27/00               500,000
Marlborough Cooperative Bank             250,000    5.25           03/30/00               250,000
Mechanics Cooperative Bank               500,000    5.97           06/26/00               500,000
Mt. Washington Cooperative Bank          600,000    5.15           01/10/00               600,000
Mt. Washington Cooperative Bank          450,000    5.15           01/13/00               450,000
Mt. Washington Cooperative Bank          300,000    5.00           02/25/00               300,000
NCB Savings Bank, FSB                    100,000    5.75           09/29/00               100,000
Pittsfield Cooperative Bank            1,000,000    5.95           06/21/00             1,000,000
South Shore Cooperative Bank           1,000,000    5.00           02/25/00             1,000,000
South Shore Cooperative Bank             500,000    5.80           03/20/00               500,000
South Shore Cooperative Bank             500,000    5.80           04/20/00               500,000
                                     -----------                                     ------------
                                     $ 9,490,000              (Value $ 9,490,000)    $  9,490,000
                                     -----------                                     ------------

Commercial Paper-30.9%

Baltimore Gas & Electric Co.         $ 3,600,000    5.88%*         01/14/00          $  3,591,768
Bell Atlantic Network
 Funding Corp.                         2,000,000    5.95*          01/25/00             1,991,736
Carolina Power & Light Co.             4,000,000    6.17*          01/18/00             3,987,660
Coca Cola & Co.                        3,000,000    5.87*          01/19/00             2,990,706
Coca Cola & Co.                        2,000,000    5.87*          01/25/00             1,991,847
Fleet Funding Corp.                    2,281,000    6.40*          01/10/00             2,276,945
Fleet Funding Corp.                    4,033,000    5.93*          01/12/00             4,025,028
Fleet Funding Corp.                    1,140,000    5.90*          01/28/00             1,134,769
Ford Motor Credit Co.                  5,000,000    5.48*          02/04/00             4,973,361
General Mills Inc.                     2,929,000    5.87*          01/05/00             2,926,612
Merrill Lynch & Co. Inc.               2,500,000    5.87*          01/18/00             2,492,663
Merrill Lynch & Co. Inc.               4,000,000    5.97*          01/20/00             3,986,733
Merrill Lynch & Co. Inc.               2,000,000    5.97*          01/24/00             1,992,040
Proctor & Gamble Co.                   5,000,000    5.86*          01/11/00             4,991,047
Proctor & Gamble Co.                   2,000,000    5.80*          01/14/00             1,995,489
Receivables Capital Corp.              1,500,000    5.96*          01/18/00             1,495,530
Vermont American Corp.                 3,073,000    5.92*          01/19/00             3,063,399
Walt Disney Co.                        3,500,000    5.80*          01/21/00             3,488,158
Walt Disney Co.                        1,000,000    5.83*          01/24/00               996,113
                                     -----------                                     ------------
                                     $54,556,000              (Value $ 54,399,718)   $ 54,391,604
                                     -----------                                     ------------

Federal Funds Sold-13.2%

BankBoston                           $ 7,947,945    4.00%          01/03/00          $  7,947,945
Boston Safe Deposit and
 Trust Co.                             8,001,945    4.75           01/03/00             8,001,945
U. S. Trust Co.                        7,204,938    4.063          01/03/00             7,204,938
                                     -----------                                     ------------
                                     $23,154,828              (Value $ 23,154,828)   $ 23,154,828
                                     -----------                                     ------------

Federal Funds Sold-Term-1.1%

BayState Federal Savings Bank        $ 2,000,000    5.75%          02/04/00          $  2,000,000
                                     -----------                                     ------------
                                                              (Value $  2,000,000)

                                                              (Value $ 97,034,546)   $ 97,036,432
                                                                                     ------------

Repurchase Agreement-44.7%


$78,520,000                          Repurchase Agreement dated December 31, 1999 with
                                     PaineWebber, Inc. due January 3, 2000 with respect to various
                                     Federal Agencies ranging from:
                                       Par Value       $4,285,000-$25,000,000    Totaling $81,490,000
                                       Rate Range        5.28%-6.05%
                                       Maturity Range  05/17/01-02/23/06
                                     Maturity value of $78,541,266 for an effective yield of 3.25%.

                                                              (Value $ 78,520,000)   $ 78,520,000
                                                                                     ------------
Total Investments-99.9%                                       (Value $175,554,546)   $175,556,432
                                                                                     ------------
Other assets in excess of liabilities- 0.1%                                                99,169
                                                                                     ------------
Net assets-100%                                                                      $175,655,601
                                                                                     ============

--------------------
<F*>  Annualized yield on date of purchase.

                     See notes to financial statements.


                     BANK INVESTMENT FUND-LIQUIDITY FUND

                        NOTES TO FINANCIAL STATEMENTS
      (Information for the six months ended June 30, 2000 is unaudited)

NOTE 1.  Organization:

      The Bank Investment Fund (the "Corporation") was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under the chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual funds derived from the voluntary subscriptions made by eligible banks.

      Liquidity Fund (the "Fund") is a no-load, diversified, open-end money market fund, which commenced operations on October 12, 1988. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank.

      Because more than one fund will be operated by the Corporation, operating expenses related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in proportion to the ratio of the net assets of each fund to total net assets of the Corporation or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

NOTE 2.  Significant Accounting Policies:

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Accounting for investments:

      Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The Fund's investment securities are carried at their amortized cost, which does not take into account unrealized appreciation or depreciation. Interest income is accrued on all debt securities on a daily basis and includes accretion of original issue discount. Premiums, if any, and discounts are amortized or accreted on a straight line basis, which approximates the income method.

Repurchase agreements:

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

Federal income taxes:

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Dividends to shareholders:

      The Fund distributes all of its net investment income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis. Distributions of realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

Net asset value:

      The net asset value per share is determined daily by dividing the value of all investment securities and all other assets, less liabilities, by the number of shares outstanding. The Fund has established procedures reasonably designed to stabilize the net asset value per share at $1,000.

NOTE 3.  Shares of Beneficial Interest:

      Chapter 482 of the Acts of 1984, as amended by Chapter 244, Acts of 1986, of the Commonwealth of Massachusetts permits the directors to issue an unlimited number of full and fractional shares of beneficial interest (no par, non-voting, with a stated value of $1,000 per share).

      Transactions in shares of beneficial interest are summarized as follows:


                                Six Months Ended                   Year Ended                         Year Ended
                                 June 30, 2000                  December 31, 1999                 December 31, 1998
                          ----------------------------    -----------------------------    --------------------------------
                                  (unaudited)                       (audited)                         (audited)
                             Shares          Amount          Shares          Amount            Shares            Amount
                             ------          ------          ------          ------            ------            ------

Sold                      432,785.9414    $432,785,941    814,854.1989    $ 814,854,199    1,468,133.7242    $1,468,133,724
Issued in reinvestment
 of dividends               2,793.9036       2,793,904      6,745.6181        6,745,618        9,254.9275         9,254,927
                          -------------------------------------------------------------------------------------------------
                          435,579.8450     435,579,845    821,599.8170      821,599,817    1,477,388.6517     1,477,388,651
Redeemed                  452,559.5583     452,559,558    932,572.8497      932,572,850    1,425,964.4817     1,425,964,481
                          -------------------------------------------------------------------------------------------------
Net increase (decrease)   (16,979.7133)   $(16,979,713)  (110,973.0327)   $(110,973,033)      51,424.1700    $   51,424,170
                          =================================================================================================

NOTE 4.  Distribution Expenses:

      The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the Investment Company Act of 1940, to use the assets of the Fund to finance certain activities relating to the distribution of its shares to investors. The Plan authorizes the Fund to pay for the cost of preparing, printing, and distributing offering circulars to prospective investors, for certain other direct or indirect marketing expenses, direct payments to sales personnel, and for the cost of implementing and operating the Plan. Plan expenses may not exceed an amount computed at an annual rate of .12 of 1% of the Fund's average daily net assets. The Fund paid or accrued $30,313 (.01% of average net assets) and $15,926 (.02% of average net assets-annualized) pursuant to this Plan for the year ended December 31, 1999 and for the six months ended June 30, 2000, respectively.

NOTE 5.  Pension Plans:

      The Fund is a participating employer in the Co-operative Banks Employees Retirement Association, and has, in effect, a Defined Contribution Plan covering all eligible officers and employees. Under the Plan, contributions by employees are doubled by the Fund, up to a maximum of 10% of each employee's salary. Effective January 1, 1989, the Fund also participates in a Defined Benefit Plan, which covers all eligible employees, and is funded currently. The Fund's contributions to these multi-employer plans for the year ended December 31, 1999 and the six months ended June 30, 2000 were $20,255 and $8,198, respectively.
NOTE 6. Transactions With Related Parties:

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund reimburses The Co-operative Central Bank and/or the Bank Investment Fund-Fund One for its proportionate share of expense items used in common. All fees and expenses for the Fund are estimated and accrued daily. Annual operating expenses were .15% and .16% of the Fund's net assets for the year ended December 31, 1999 and the six months ended June 30, 2000, respectively. As reimbursement of allocated expenses, the Fund received or accrued $9,200 and $6,500 from Bank Investment Fund-Fund One, for the year ended December 31, 1999 and the six months ended June 30, 2000, respectively.


The following sheets are perforated for your removal and use in the establishment or updating of your account.


                            BANK INVESTMENT FUND
                               LIQUIDITY FUND
                          ACCOUNT APPLICATION FORM

REGISTRATION. The account should be registered as follows:
                                                        DATE:_____________
NAME:_____________________________________________________________________
POST OFFICE BOX:__________________________________________________________
STREET ADDRESS:___________________________________________________________
CITY/TOWN:____________________________ STATE:_____________________________
ZIP CODE:__________________ TELEPHONE NUMBER:_____________________________
TAX ID NUMBER_____________________________________________________________
INITIAL INVESTMENT: $___________________________________ (Minimum $50,000)

                           MONTHLY CASH DIVIDENDS

[ ] Check if dividends are to be paid monthly in cash. Otherwise dividends will be AUTOMATICALLY REINVESTED in additional shares of the Fund.

                         TELEPHONE REDEMPTION ORDERS

      Redemption proceeds will be sent ONLY to the bank or trust company listed below, for credit to the investor's account. The investor hereby authorizes the BANK INVESTMENT FUND to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. THE FUND and its Agents will not be liable for any loss, expense or cost arising out of such transactions.

      Enclose a specimen copy of your check or deposit slip (marked VOID) for the bank account listed below. To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.
Name of Bank:_____________________________________________________________
Bank Account No. _________________________________________________________
Bank Address:_____________________________________________________________
             street
             ________________________________________________ MA__________
             city                                                   zip
Name on Account:__________________________________________________________
Bank Routing/Transit No.:_________________________________________________

          AUTHORIZED PERSONS-TELEPHONE INVESTMENTS AND REDEMPTIONS
             Authorized person         Title               Initials
             -----------------         -----               --------
1.  ______________________________________________________________________
2.  ______________________________________________________________________
3.  ______________________________________________________________________
4.  ______________________________________________________________________
5.  ______________________________________________________________________


                             CORPORATE RESOLUTIONS

      We have enclosed with this application form the necessary corporate resolutions to authorize corporate officers to make wire or cash payment transfers to the Bank Investment Fund and to purchase, sell or exchange shares of beneficial ownership in the Bank Investment Fund.

                         SIGNATURE AND CERTIFICATION

      We have received and read the Offering Circular, and agree to its terms and conditions by signing below. By the execution of this Application, the undersigned represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor.

      The undersigned hereby certify under penalty of perjury that the above Taxpayer Identification Number is correct and that the investor is not subject to backup withholding.

      We further certify and agree that the certifications, authorizations and appointments in this document will continue until the Bank Investment Fund receives actual written notice of any change thereof.

Signature _____________________________ Title ____________________________

Signature _____________________________ Title ____________________________

Two signatures are required, one of which should be the Secretary or Clerk of the corporation.

                             SIGNATURE GUARANTEE

      In order to facilitate telephone redemptions, you must have your signature(s) on this application guaranteed by a commercial bank or stock exchange member firm.
__________________________________________________________________________
Name of Bank or Investment Dealer
__________________________________________________________________________
By (signature of authorized person)
__________________________________________________________________________
Title (authorized person)


                     CERTIFICATE OF CORPORATE RESOLUTION

      For Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank only. This form authorizes the individuals below to redeem shares by telephone or exchange.

      The undersigned is Secretary or Clerk of _________________and hereby
certifies that the following individuals:    (name of corporation)

                   Name                          Title
                   ----                          -----
__________________________________________________________________________
__________________________________________________________________________
__________________________________________________________________________
__________________________________________________________________________
__________________________________________________________________________

are duly authorized by corporate resolution or otherwise to act on behalf of the eligible bank in connection with its ownership of shares in the Bank Investment Fund, Liquidity Fund and in particular to give instructions for the purchase, sale or exchange of any said shares and to execute any necessary forms in connection therewith.

      The Bank Investment Fund will consider this authorization to be in full force and in effect until otherwise notified in writing.

      IN WITNESS WHEREOF, the undersigned has executed this Certificate the _______________ day of __________________ 20__________.


__________________________________________________________________________
Secretary or Clerk


                                    NOTES




                            FINANCIAL STATEMENTS

      As required by applicable statutes, semi-annual financial statements are furnished to the shareholder, the Commissioner of Banks and the Securities and Exchange Commission.

                           ADDITIONAL INFORMATION

      The Bank Investment Fund (the "Corporation") has filed with the Securities and Exchange Commission in Washington, D.C., under the chartered name the "Co-operative Bank Investment Fund" a registration statement on Form N-1A (together with all amendments and exhibits thereto, hereinafter referred to as the "Registration Statement") under the Investment Company Act of 1940. This Offering Circular does not contain all of the information in the Registration Statement. The Registration Statement may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission; or:
      By Phone: 1-800-Sec-0330
      By mail:  Public Reference Section
                Securities and Exchange Commission
                Washington, D.C. 20549-6009
                (duplicating fee required)
      On the Internet: www.sec.gov
      (Investment Company Act File No. 811-4421)

      The Corporation will provide, without charge to any person to whom this Offering Circular is delivered on the written or oral request of any such person, a copy of the Registration Statement and the additional information contained therein and documents relating to certain exemptions from the Investment Company Act of 1940 (see ORGANIZATION). Written requests should be directed to the Bank Investment Fund, 75 Park Plaza, Boston, MA 02116-3934. Telephone requests may be directed collect to 617-695-0415.

                        =============================
                            BANK INVESTMENT FUND

                               LIQUIDITY FUND





                                75 Park Plaza
                            Boston, MA 02116-3934
                                617-695-0415
                        =============================